N-4	Dec. 31, 2022 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	FS Variable Separate Account
Entity Central Index Key	0000931344
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Polaris Platinum III (EA) (NY) 333-178841
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals
You may be subject to charges for early withdrawals. Withdrawal charges do not apply to certain withdrawals including the withdrawal up to the annual penalty-free withdrawal amount which equals 10% of your Purchase Payments not yet withdrawn.
•Contracts without Early Access Feature. If you withdraw money from your contract within 7 years following each Purchase Payment, you may be assessed a withdrawal charge of up to 8% (for contracts issued on or after July 18, 2011) or 7% (for contracts issued prior to July 18, 2011), as a percentage of each Purchase Payment withdrawn.
•Contracts with Early Access Feature. If you withdraw money from your contract within
4 years following your purchase of the contract or your last Purchase Payment, you may be assessed a withdrawal charge of up to 8%, as a percentage of each Purchase Payment withdrawn.
For example, if you were to withdraw $100,000 during a withdrawal charge period, you could be assessed a withdrawal charge of up to $8,000 if your maximum withdrawal charge is 8% or $7,000 if your maximum withdrawal charge is 7%.
Expenses – Withdrawal Charges
Transaction Charges
In addition to withdrawal charges, you may be charged for other transactions. You will be charged for each transfer after 15 transfers in any contract year during the Accumulation
Phase. There may also be taxes on Purchase Payments.
Expenses
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the contract that you may pay each year, depending on the options you choose. Please refer to your contract data page for information about the specific fees you will pay each year based on the options you have elected.
				Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.16%	1.16%
	Investment Options[2] (Underlying Fund fees and expenses)	0.45%	1.89%
	Optional Benefits Available for an Additional Charge (For a single optional benefit, if elected)	0.15%[3]	1.45%[4]
1 As a percentage of the value in the Separate Account (includes a percentage attributable to the contract maintenance fee).
2 As a percentage of Underlying Fund net assets.
3 As a percentage of the average daily ending net asset value allocated to the Variable
Portfolios.
4As a percentage of the Income Base used to calculate the guaranteed benefit. This represents the maximum initial rate for the most expensive optional benefit currently available.
Because your contract is customizable, the choices you make affect how much you will pay.
To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost: $1,446	Highest Annual Cost: $4,296
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive Underlying Fund fees
and expenses
•No optional benefits
•No withdrawal charges
•No additional Purchase Payments,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of optional
benefits and Underlying Fund fees and
expenses
•No withdrawal charges
•No additional Purchase Payments,
transfers, or withdrawals

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
You may be subject to charges for early withdrawals. Withdrawal charges do not apply to certain withdrawals including the withdrawal up to the annual penalty-free withdrawal amount which equals 10% of your Purchase Payments not yet withdrawn.
•Contracts without Early Access Feature. If you withdraw money from your contract within 7 years following each Purchase Payment, you may be assessed a withdrawal charge of up to 8% (for contracts issued on or after July 18, 2011) or 7% (for contracts issued prior to July 18, 2011), as a percentage of each Purchase Payment withdrawn.
•Contracts with Early Access Feature. If you withdraw money from your contract within
4 years following your purchase of the contract or your last Purchase Payment, you may be assessed a withdrawal charge of up to 8%, as a percentage of each Purchase Payment withdrawn.
For example, if you were to withdraw $100,000 during a withdrawal charge period, you could be assessed a withdrawal charge of up to $8,000 if your maximum withdrawal charge is 8% or $7,000 if your maximum withdrawal charge is 7%.
Expenses – Withdrawal Charges

Surrender Charge Phaseout Period, Years | yr	7
Surrender Charge (of Purchase Payments) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Transaction Charges [Text Block]
Transaction Charges
In addition to withdrawal charges, you may be charged for other transactions. You will be charged for each transfer after 15 transfers in any contract year during the Accumulation
Phase. There may also be taxes on Purchase Payments.
Expenses

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the contract that you may pay each year, depending on the options you choose. Please refer to your contract data page for information about the specific fees you will pay each year based on the options you have elected.
				Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.16%	1.16%
	Investment Options[2] (Underlying Fund fees and expenses)	0.45%	1.89%
	Optional Benefits Available for an Additional Charge (For a single optional benefit, if elected)	0.15%[3]	1.45%[4]
1 As a percentage of the value in the Separate Account (includes a percentage attributable to the contract maintenance fee).
2 As a percentage of Underlying Fund net assets.
3 As a percentage of the average daily ending net asset value allocated to the Variable
Portfolios.
4As a percentage of the Income Base used to calculate the guaranteed benefit. This represents the maximum initial rate for the most expensive optional benefit currently available.
Because your contract is customizable, the choices you make affect how much you will pay.
To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost: $1,446	Highest Annual Cost: $4,296
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive Underlying Fund fees
and expenses
•No optional benefits
•No withdrawal charges
•No additional Purchase Payments,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of optional
benefits and Underlying Fund fees and
expenses
•No withdrawal charges
•No additional Purchase Payments,
transfers, or withdrawals

Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.16%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.16%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of the value in the Separate Account (includes a percentage attributable to the contract maintenance fee).
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.45%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.89%
Investment Options Footnotes [Text Block]	As a percentage of Underlying Fund net assets.
Optional Benefits Minimum [Percent]	0.15%
Optional Benefits Maximum [Percent]	1.45%
Optional Benefits Footnotes [Text Block]	As a percentage of the average daily ending net asset value allocated to the Variable Portfolios.[4]As a percentage of the Income Base used to calculate the guaranteed benefit. This represents the maximum initial rate for the most expensive optional benefit currently available.
Lowest Annual Cost [Dollars]	$ 1,446
Highest Annual Cost [Dollars]	$ 4,296
Risks [Table Text Block]
	RISKS	Location in Prospectus
Risk of Loss	You can gain or lose money by investing in this contract, including possible loss of your principal investment.	Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]	Certain investment options may not be available under your contract.•You may transfer funds between the investment options, subject to certain restrictions.•Your transfers between the Variable Portfolios are subject to policies designed to deter frequent and short-term trading.•The minimum transfer amount is $100. If less than $100 would remain in an investment option after a transfer, the entire amount must be transferred.•Your ability to transfer amounts to a Fixed Account option may be restricted.•We reserve the right to remove or substitute Underlying Funds as investment options.
Optional Benefit Restrictions [Text Block]	Additional restrictions and limitations apply under the contract’s optional benefits.•If you elect an optional Living Benefit:○Not all investment options may be available and you must invest in accordance with the applicable investment requirements.○We reserve the right to modify the investment requirements in the future.○You may be required to invest a certain percentage of your contract value in a certain investment option, including the Secure Value Account which is only available with certain optional Living Benefits. Special transfer and withdrawal restrictions may apply.•Withdrawals that exceed limits specified by the terms of an optional benefit may reduce the value of the benefit by an amount greater than the value withdrawn and could terminate the benefit.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.•If you purchase the contract through a tax-qualified plan or individual retirement account (IRA), there is no additional tax benefit under the contract.•Earnings under your contract are taxed at ordinary income tax rates when withdrawn. You may have to pay a tax penalty if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	Your financial representative may receive compensation for selling this contract to you in the form of commissions, additional cash compensation, and/or non-cash compensation. We may share the revenue we earn on this contract with your financial representative’s firm. Revenue sharing arrangements and commissions may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation.
Exchanges [Text Block]	Some financial representatives may have a financial incentive to offer you a new contract in place of the one you already own. You should exchange a contract you already own only if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Text Block]
Fee Table FOR CONTRACTS ISSUED ON OR AFTER OCTOBER 13, 2020
 The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the contract. Please refer to your contract data page for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you pay at the time you surrender the contract, make withdrawals from the contract, or make transfers between investment options. State premium taxes may also be deducted.Contract Owner Transaction Expenses
Maximum Withdrawal Charges (as a percentage of each Purchase Payment withdrawn)	8%
Transfer Fee[1] (Per transfer after 15 transfers in any contract year)	$25
Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 7 years as follows:
Years Since Receipt of Purchase Payments	1	2	3	4	5	6	7	8+
	8%	7%	6%	5%	4%	3%	2%	0%
Your contract provides for a penalty-free withdrawal amount each year. Please see PENALTY-FREE WITHDRAWAL AMOUNT below.The following tables describe the fees and expenses you will pay each year during the time that you own the contract, not including Underlying Fund fees and expenses. If you chose to purchase an optional benefit, you will pay additional charges, as shown below. Contract Owner Annual Expenses
Contract Maintenance Fee (assessed annually and may be waived if contract value is $75,000 or more)	$50
Base Contract Expenses[2] (deducted from the average daily ending net asset value allocated to the Variable Portfolios)	1.15%
Optional Death Benefits (deducted from the average daily ending net asset value allocated to the Variable Portfolios) You may only elect one of the optional death benefits.
Return of Purchase Payment	0.15%
Maximum Anniversary Value	0.40%
Optional Living Benefits[3] (calculated as percentage of the Income Base and deducted from the contract value) You may only elect one of the optional Living Benefits. Polaris Income Max
Polaris Income Plus Daily Flex
Maximum Fee[4]
One Covered Person	2.50%
Two Covered Persons	2.50%
Lifetime Income Option Change Fee[5]	0.25%
Annual Underlying Fund Expenses
The following shows the minimum and maximum total operating expenses charged by the Underlying Funds of the Trusts, before any waivers or reimbursements, that you may pay periodically during the time that you own the contract. A complete list of Underlying Funds available under the contract, including their annual expenses, may be found in Appendix A.
	Minimum	Maximum
Expenses deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, if applicable, and other expenses.	0.45%	1.89%
Footnotes to the Fee Table:[1] In Pennsylvania and Texas, any transfer over the limit of 15 will incur a $10 transfer fee.[2] Base Contract Expenses: If you do not elect any optional features, your total Base Contract Expense would be 1.15% annually. Beneficiary Expenses if Extended Legacy is Elected
If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Base Contract Expense of 1.15% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. Please see Extended Legacy Program under DEATH BENEFITS.[3] The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS.[4] The current Initial Annual Fee Rate is set forth in the Rate Sheet Supplement and is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. Please see APPENDIX C — FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME MAX AND POLARIS INCOME PLUS DAILY FLEX FEE. If you purchased your contract prior to May 1, 2023, please see APPENDIX F — LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2023 for the initial annual fee applicable to your contract.
Number of Covered Persons	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	0.60%	±0.40%
Two Covered Persons	0.60%	±0.40%
*The fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4). If you change your Income Option election on the Activation Date, the quarterly fee rate can increase no more than 0.1625% [(0.40% + 0.25%)/ 4] for the first Benefit Quarter immediately following the Activation Date.[5] If you elect Polaris Income Max or Polaris Income Plus Daily Flex and you change your Income Option on the Activation Date, the Lifetime Income Option Change Fee will be assessed and deducted from your contract value starting on the first Benefit Quarter Anniversary following the Activation Date and quarterly thereafter. The fee is calculated as a percentage of the Income Base. The sum of the Living Benefit fee and Lifetime Income Option Change fee cannot exceed the Maximum Annual Fee shown in the Optional Living Benefits fee table.
 Fee Table FOR CONTRACTS ISSUED PRIOR TO OCTOBER 13, 2020
  The following tables describe the fees and expenses that you will pay when owning, and surrendering or making withdrawals from the contract. Please refer to your contract data page for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you pay at the time you surrender the contract, make withdrawals from the contract, or make transfers between investment options. State premium taxes may also be deducted. Contract Owner Transaction Expenses
Maximum Withdrawal Charges (as a percentage of each Purchase Payment withdrawn)	8%
Transfer Fee[1] (Per transfer after 15 transfers in any contract year)	$25
Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 7 or 4 years as follows:
Years Since Receipt of Purchase Payments	1	2	3	4	5	6	7	8+
Without Early Access feature	8%	7%	6%	5%	4%	3%	2%	0%
With Early Access feature (Contracts issued between May 1, 2016 and April 30, 2019)	8%	7%	6%	5%	0%	0%	0%	0%
Without Early Access feature (Contracts issued prior to July 18, 2011)	7%	6%	6%	5%	4%	3%	2%	0%
Your contract provides for a penalty-free withdrawal amount each year. Please see PENALTY-FREE WITHDRAWAL AMOUNT below.The following tables describe the fees and expenses you will pay each year during the time that you own the contract, not including Underlying Fund fees and expenses. If you chose to purchase an optional benefit, you will pay additional charges, as shown below. Contract Owner Annual Expenses
Contract Maintenance Fee (Contracts purchased on or after July 18, 2011) (assessed annually and may be waived if contract value is $75,000 or more)	$50
Contract Maintenance Fee (Contracts purchased prior to July 18, 2011) (assessed annually and may be waived if contract value is $50,000 or more)	$35
Base Contract Expenses[2] (Contracts issued on or after May 1, 2017) (deducted from the average daily ending net asset value allocated to the Variable Portfolios)	1.15%
Base Contract Expenses[2] (Contracts issued prior to May 1, 2017) (deducted from the average daily ending net asset value allocated to the Variable Portfolios)	1.30%
Optional Death Benefits (deducted from the average daily ending net asset value allocated to the Variable Portfolios)
Return of Purchase Payment	0.15%
Maximum Anniversary Value (Contracts issued on or after May 1, 2017)	0.40%
Maximum Anniversary Value (Contracts issued prior to May 1, 2017)	0.25%
Combination HV & Roll-Up (Contracts issued prior to January 23, 2012)	0.65%
Other Optional Feature (deducted from the average daily ending net asset value allocated to the Variable Portfolios)
Early Access Fee[3] (Contracts issued between May 1, 2016 and April 30, 2019)	0.40%
Optional Living Benefits[4] (calculated as percentage of the Income Base and deducted from the contract value) Polaris Income Plus Flex
Polaris Income Plus Daily Flex (Contracts issued prior to October 13, 2020)
	Initial Fee[5]	Maximum Fee[5]
One Covered Person	1.25%	2.50%
Two Covered Persons	1.25%	2.50%
Lifetime Income Option Change Fee[6]	0.25%
Polaris Income Plus Daily (Polaris Income Plus Daily is not available for election after September 8, 2019) (Contracts issued on or after October 9, 2017)
	Initial Fee[5]	Maximum Fee[5]
One Covered Person	1.15%	2.50%
Two Covered Persons	1.35%	2.50%
(Contracts issued between May 1, 2017 and October 8, 2017)
	Initial Fee[5]	Maximum Fee[5]
One Covered Person	1.25%	2.20%
Two Covered Persons	1.45%	2.70%
(Contracts issued prior to May 1, 2017)
	Initial Fee[5]	Maximum Fee[5]
One Covered Person	1.10%	2.20%
Two Covered Persons	1.35%	2.70%
Polaris Income Plus
Polaris Income Builder (Polaris Income Plus is not available for election after September 8, 2019. Polaris Income Builder is not available for election after May 1, 2018) (Contracts issued on or after October 9, 2017)
	Initial Fee[5]	Maximum Fee[5]
One Covered Person	1.00%	2.50%
Two Covered Persons	1.25%	2.50%
(Contracts issued prior to October 9, 2017)
	Initial Fee[5]	Maximum Fee[5]
One Covered Person	1.10%	2.20%
Two Covered Persons	1.35%	2.70%
SunAmerica Income Plus
SunAmerica Income Builder
	Initial Fee[5]	Maximum Fee[5]
One Covered Person	1.10%	2.20%
Two Covered Persons	1.35%	2.70%
MarketLock For Life
Annualized fee
One Covered Person	0.70%
Two Covered Persons	0.95%
MarketLock Income Plus
Annualized fee
One Covered Person	1.10%
Two Covered Persons	1.35%
MarketLock For Life Plus
Annualized fee
One Covered Person	0.95%
Two Covered Persons	1.25%
Annual Underlying Fund Expenses
The following shows the minimum and maximum total operating expenses charged by the Underlying Funds of the Trusts, before any waivers or reimbursements, that you may pay periodically during the time that you own the contract. A complete list of Underlying Funds available under the contract, including their annual expenses, may be found in Appendix A.
	Minimum	Maximum
Expenses deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, if applicable, and other expenses.	0.45%	1.89%
Footnotes to the Fee Table: [1] In Pennsylvania and Texas, any transfer over the limit of 15 will incur a $10 transfer fee. [2] Base Contract Expenses: If you do not elect any optional features, your total Base Contract Expense would be 1.15% annually for contracts issued on or after May 1, 2017 and 1.30% for contracts issued prior to May 1, 2017. Beneficiary Expenses if Extended Legacy is Elected
If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Base Contract Expense of 1.15% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. Please see Extended Legacy Program under DEATH BENEFITS. [3] The Early Access feature was available on contracts issued between May 1, 2016 and April 30, 2019. The fee depends on the number of years since you purchased your contract and terminates on the fifth contract anniversary as follows:
Contract Year
1-4	0.40%
5+	none
[4] The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to May 1, 2023, please see APPENDIX F — LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO May 1, 2023, for a description of the Living Benefit you may have elected. [5] The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. If you purchased your contract prior to October 9, 2017, please see APPENDIX F — LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO May 1, 2023 for applicable formula. (Contracts issued on or after October 9, 2017)
	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	0.60%	±0.40%
Two Covered Persons	0.60%	±0.40%
*The fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4). For Polaris Income Plus Flex and Polaris Income Plus Daily Flex only, if you change your Income Option election on the Activation Date, the quarterly fee rate can increase no more than 0.1625% [(0.40% + 0.25%)/4] for the first Benefit Quarter immediately following the Activation Date.(Contracts issued prior to October 9, 2017)
Number of Covered Persons	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	0.60%	±0.25%
Two Covered Persons	0.60%	±0.25%
*The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).[6] If you elect Polaris Income Plus Flex or Polaris Income Plus Daily Flex and you change your Income Option on the Activation Date, the Lifetime Income Option Change Fee will be assessed and deducted from your contract value starting on the first Benefit Quarter Anniversary following the Activation Date and quarterly thereafter. The fee is calculated as a percentage of the Income Base. The sum of the Living Benefit fee and Lifetime Income Option Change fee cannot exceed the Maximum Annual Fee shown in the Optional Living Benefits fee table.
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	8.00%
Exchange Fee, Maximum [Dollars]	$ 25
Exchange Fee, Footnotes [Text Block]	In Pennsylvania and Texas, any transfer over the limit of 15 will incur a $10 transfer fee.In Pennsylvania and Texas, any transfer over the limit of 15 will incur a $10 transfer fee.
Administrative Expense, Maximum [Dollars]	$ 50
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.15%
Base Contract Expense, Footnotes [Text Block]	[2] Base Contract Expenses: If you do not elect any optional features, your total Base Contract Expense would be 1.15% annually. Beneficiary Expenses if Extended Legacy is Elected
If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Base Contract Expense of 1.15% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. Please see Extended Legacy Program under DEATH BENEFITS.
Annual Portfolio Company Expenses [Table Text Block]
	Minimum	Maximum
Expenses deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, if applicable, and other expenses.	0.45%	1.89%

Portfolio Company Expenses [Text Block]	Expenses deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, if applicable, and other expenses.
Portfolio Company Expenses Minimum [Percent]	0.45%
Portfolio Company Expenses Maximum [Percent]	1.89%
Item 5. Principal Risks [Table Text Block]
Principal Risks Of Investing In The Contract
Risk of Loss. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.Short-Term Investment Risk. This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and Living Benefit protections mean that this contract is more beneficial to investors with a long investment time horizon.Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the contract. Withdrawals may be subject to significant withdrawal charges. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A withdrawal may reduce the value of your standard and optional benefits. For instance, a withdrawal will reduce the value of the death benefit. In addition, a withdrawal could reduce the value of an optional Living Benefit by an amount greater than the amount withdrawn and could result in termination of the benefit. A total withdrawal (surrender) will result in the termination of your contract. We may defer payment of withdrawals from a Fixed Account option (including the Secure Value Account) for up to six months when permitted by law.Variable Portfolio Risk. Amounts that you invest in the Variable Portfolios are subject to the risk of poor investment performance. You assume the investment risk. You can gain or lose money if you invest in these Variable Portfolios. Each Variable Portfolio’s performance depends on the performance of its Underlying Fund. Each Underlying Fund has its own investment risks, and you are exposed to the Underlying Fund’s investment risks when you invest in a Variable Portfolio. You are responsible for allocating Purchase Payments to the Variable Portfolios that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolio you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund’s prospectus, statement of additional information and annual and semi-annual reports. We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund.Selection Risk. The optional benefits under the contract were designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose, or may not have chosen, the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you (if any) may no longer be available. In addition, if you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that you may not use or benefit from.Investment Requirements Risk. If you elect an optional Living Benefit, you will be subject to investment requirements that limit the investment options that are available to you and limit your ability to take certain actions under the contract. These investment requirements are designed to reduce our risk that we will have to make payments to you from our own assets. In turn, they may also limit the potential growth of your contract value and the potential growth of your guaranteed benefits.Managed Volatility Fund Risk. Certain Underlying Funds, including some Underlying Funds that are available under certain optional Living Benefits’ investment requirements, utilize managed volatility strategies. These risk management techniques help us manage our financial risks associated with the contract’s guarantees, like living and death benefits, because they reduce the incidence of extreme outcomes including the probability of large gains or losses. However, these strategies can also limit your participation in rising equity markets, which may limit the potential growth of your contract value and the potential growth of your guaranteed benefits. Certain Underlying Funds advised by our affiliate employ such risk management strategies, which may help us manage our financial risks.Purchase Payment Risk. Your ability to make subsequent Purchase Payments is subject to certain restrictions. We reserve the right to refuse any Purchase Payment(s), limit the amount of subsequent Purchase Payment(s) with advance notice based on age as shown below and election of optional benefit(s), and may require our prior approval before accepting Purchase Payments greater than the Purchase Payments Limit as defined in the Glossary. There is no guarantee that you will always be permitted to make Purchase Payments.Minimum Contract Value Risk. Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract’s remaining value to you.Financial Strength and Claims-Paying Ability Risk. All guarantees under the contract that are paid from our general account (including under any Fixed Account option) are subject to our financial strength and claims-paying ability.Business Disruption. Our business is also vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemic (such as COVID-19) and other highly contagious diseases, mass torts and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, and may also interfere with our ability to receive, pickup and process mail, to calculate Accumulation Unit Values (“AUVs”) or process other contract-related transactions, or have other possible negative impacts. While we have developed and put in place business continuity and disaster recovery plans to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the Underlying Funds or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes. Cybersecurity Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers, our business is vulnerable to physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption, disclosure and destruction of sensitive business data, including personal information, maintained on our or our business partners’ or service providers’ systems, interference with or denial of service attacks on websites and other operational disruptions and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the Underlying Funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the Underlying Funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and enforcement action, litigation risks and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the affected Underlying Funds to lose value. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Despite our implementation of policies and procedures, which we believe to be reasonable, that address physical, administrative and technical safeguards and controls and other preventative actions to protect customer information and reduce the risk of cyber-incident, there can be no assurance that we or our distribution partners or the Underlying Funds or our service providers will avoid cyber-attacks or information security breaches in the future that may affect your contract and/or personal information.
Item 10. Benefits Available (N-4) [Text Block]
Benefits Available Under the Contract
  The following tables summarize information about the benefits available under the contract. This prospectus utilizes a Rate Sheet Prospectus Supplement to provide the current rates and percentages for the available Living Benefit, including the current initial annual fee rate. To obtain a copy, please visit www.corebridgefinancial.com/ProductProspectuses.Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restrictions / Limitations
Contract Value Death Benefit	Provides a death benefit equal to the contract value	•Withdrawals may significantly reduce the benefit
Dollar Cost Averaging (DCA) Fixed Accounts
Interest is credited to
amounts allocated to a DCA
Fixed Account and your
money is systematically
transferred from the DCA
Fixed Account to one or
more investment options
over a specified period of
time

•Must be funded with a Purchase Payment, not transferred contract value
•Minimum funding requirements apply
•Only 6-Month, 12-Month, and 2-Year DCA Fixed Accounts may be
available
•Transfers may only occur on a monthly basis
•Availability may be restricted based on date of contract issuance and election of optional benefits
•Fixed Account options are not eligible to receive DCA transfers
•The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract

Dollar Cost Averaging (DCA) Program	Allows you to have systematic transfers of a specified dollar amount or percentage of contract value from an investment option to one or more eligible investment options
•Transfers may only occur on a monthly basis and will not count towards the number of free transfers per contract year
•Minimum per transfer is $100 regardless of source account
•Fixed Account options are not eligible to receive DCA transfers
•Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file

Standard Benefits (No Additional Charge) (continued)
Name of Benefit	Purpose	Brief Description of Restrictions / Limitations
Automatic Asset Rebalancing	Allows you to have your investments periodically rebalanced to your pre-selected percentages
•Rebalancing may occur on a quarterly, semi-annual, or annual basis
•Updated rebalancing instructions must be provided upon making a non-automatic transfer, otherwise rebalancing instructions will be automatically updated
•Upon notification of your death, we will terminate the Automatic Asset
Rebalancing Program unless your Beneficiary instructs us otherwise
•If you elect an optional Living Benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing

Systematic Withdrawal Program	Allows you to receive periodic withdrawals from your contract	•Minimum withdrawal amount is $100 •Withdrawals may occur on a monthly, quarterly, semi-annual, or annual basis •Participation in program may be restricted if optional Living Benefit elected
Automatic Payment Plan	Allows you to make automatic Purchase Payments	•Minimum requirements for the initial and subsequent Purchase Payments and age restrictions apply •May not be available with election of certain Living Benefit features
Optional Benefits Available For Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/ Limitations
Polaris Income Max Living Benefit	A guaranteed minimum withdrawal benefit, designed for individuals who want the guarantee of Income Credits prior to Activation Date	2.50% (as a percentage of Income Base)
•May be elected only at time of contract issue
•Covered person(s) must be age 50-80 at time of election
•All withdrawals before guaranteed withdrawals are activated may significantly reduce or terminate the benefit
•Withdrawal percentages depend on the Income Option you
elect and the number and age of Covered Person(s) when
guaranteed withdrawals are activated
•Excess withdrawals after guaranteed withdrawals are
activated may significantly reduce or terminate the benefit
•Income Credits not available after guaranteed withdrawals
are activated
•Investment requirements limit available investment options
•Purchase Payments subject to additional restrictions
•May not be cancelled by you prior to the 5th benefit
anniversary
•Certain events will automatically terminate the benefit
•May not be re-elected or reinstated after termination
•May not be available for election through the broker-dealer with which your financial representative is affiliated
•The broker-dealer with which your financial representative is affiliated may require you to elect an optional Living Benefit at time of contract issue
•Fee may be deducted pro rata from variable portfolios only in certain states. Please see APPENDIX E – STATE
CONTRACT AVAILABILITY AND/OR VARIABILITY
for specific states.

Optional Benefits Available For Election (continued)
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/ Limitations
Polaris Income Plus Daily Flex Living Benefit	A guaranteed minimum withdrawal benefit, designed for individuals who want greater investment option flexibility and more frequent step-up opportunities.	2.50% (as a percentage of Income Base)
•May be elected only at time of contract issue
•Covered person(s) must be age 45-80 at time of election
•Withdrawal percentages depend on the Income Option you
elect and the number and age of Covered Person(s) when
guaranteed withdrawals are activated
•All withdrawals before guaranteed withdrawals are activated may significantly reduce or terminate the benefit
•Excess withdrawals after guaranteed withdrawals are
activated may significantly reduce or terminate the benefit
•Minimum Income Base not available after guaranteed
withdrawals are activated
•Investment requirements limit available investment options
•Purchase Payments subject to additional restrictions
•May not be cancelled by you prior to the 5th benefit
anniversary
•Certain events will automatically terminate the benefit
•May not be re-elected or reinstated after termination
•May not be available for election through the broker-dealer with which your financial representative is affiliated
•The broker-dealer with which your financial representative is affiliated may require you to elect an optional Living Benefit at time of contract issue
•Fee may be deducted pro rata from variable portfolios only in certain states. Please see APPENDIX E – STATE
CONTRACT AVAILABILITY AND/OR VARIABILITY
for specific states.

Return of Purchase Payment Death Benefit	Provides a death benefit based on the greater of contract value or Net Purchase Payments	0.15% (as a percentage of average daily net asset value allocated to the Variable Portfolios)
•May be elected only at time of contract issue
•Must be younger than age 86 at time of election
•Death benefit calculated differently depending on whether an optional Living Benefit has been elected
•Withdrawals may significantly reduce the benefit
•May not be available for election through the broker-dealer with which your financial representative is affiliated
•The broker-dealer with which your financial representative is affiliated may require you to elect an optional death benefit at time of contract issue

Maximum Anniversary Value Death Benefit	Provides a death benefit based on the greatest of contract value, Net Purchase Payments, or highest contract value on an eligible contract anniversary	0.40% (as a percentage of average daily net asset value allocated to the Variable Portfolios)
•May be elected only at time of contract issue
•Must be younger than age 81 at time of election
•Death benefit calculated differently depending on whether an optional Living Benefit was elected
•Withdrawals may significantly reduce the benefit
•May not be available for election through the broker-dealer with which your financial representative is affiliated
•The broker-dealer with which your financial representative is affiliated may require you to elect an optional death benefit at time of contract issue

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Brief Description of Restrictions / Limitations
Contract Value Death Benefit	Provides a death benefit equal to the contract value	•Withdrawals may significantly reduce the benefit
Dollar Cost Averaging (DCA) Fixed Accounts
Interest is credited to
amounts allocated to a DCA
Fixed Account and your
money is systematically
transferred from the DCA
Fixed Account to one or
more investment options
over a specified period of
time

•Must be funded with a Purchase Payment, not transferred contract value
•Minimum funding requirements apply
•Only 6-Month, 12-Month, and 2-Year DCA Fixed Accounts may be
available
•Transfers may only occur on a monthly basis
•Availability may be restricted based on date of contract issuance and election of optional benefits
•Fixed Account options are not eligible to receive DCA transfers
•The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract

Dollar Cost Averaging (DCA) Program	Allows you to have systematic transfers of a specified dollar amount or percentage of contract value from an investment option to one or more eligible investment options
•Transfers may only occur on a monthly basis and will not count towards the number of free transfers per contract year
•Minimum per transfer is $100 regardless of source account
•Fixed Account options are not eligible to receive DCA transfers
•Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file

Name of Benefit	Purpose	Brief Description of Restrictions / Limitations
Automatic Asset Rebalancing	Allows you to have your investments periodically rebalanced to your pre-selected percentages
•Rebalancing may occur on a quarterly, semi-annual, or annual basis
•Updated rebalancing instructions must be provided upon making a non-automatic transfer, otherwise rebalancing instructions will be automatically updated
•Upon notification of your death, we will terminate the Automatic Asset
Rebalancing Program unless your Beneficiary instructs us otherwise
•If you elect an optional Living Benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing

Systematic Withdrawal Program	Allows you to receive periodic withdrawals from your contract	•Minimum withdrawal amount is $100 •Withdrawals may occur on a monthly, quarterly, semi-annual, or annual basis •Participation in program may be restricted if optional Living Benefit elected
Automatic Payment Plan	Allows you to make automatic Purchase Payments	•Minimum requirements for the initial and subsequent Purchase Payments and age restrictions apply •May not be available with election of certain Living Benefit features
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/ Limitations
Polaris Income Max Living Benefit	A guaranteed minimum withdrawal benefit, designed for individuals who want the guarantee of Income Credits prior to Activation Date	2.50% (as a percentage of Income Base)
•May be elected only at time of contract issue
•Covered person(s) must be age 50-80 at time of election
•All withdrawals before guaranteed withdrawals are activated may significantly reduce or terminate the benefit
•Withdrawal percentages depend on the Income Option you
elect and the number and age of Covered Person(s) when
guaranteed withdrawals are activated
•Excess withdrawals after guaranteed withdrawals are
activated may significantly reduce or terminate the benefit
•Income Credits not available after guaranteed withdrawals
are activated
•Investment requirements limit available investment options
•Purchase Payments subject to additional restrictions
•May not be cancelled by you prior to the 5th benefit
anniversary
•Certain events will automatically terminate the benefit
•May not be re-elected or reinstated after termination
•May not be available for election through the broker-dealer with which your financial representative is affiliated
•The broker-dealer with which your financial representative is affiliated may require you to elect an optional Living Benefit at time of contract issue
•Fee may be deducted pro rata from variable portfolios only in certain states. Please see APPENDIX E – STATE
CONTRACT AVAILABILITY AND/OR VARIABILITY
for specific states.

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/ Limitations
Polaris Income Plus Daily Flex Living Benefit	A guaranteed minimum withdrawal benefit, designed for individuals who want greater investment option flexibility and more frequent step-up opportunities.	2.50% (as a percentage of Income Base)
•May be elected only at time of contract issue
•Covered person(s) must be age 45-80 at time of election
•Withdrawal percentages depend on the Income Option you
elect and the number and age of Covered Person(s) when
guaranteed withdrawals are activated
•All withdrawals before guaranteed withdrawals are activated may significantly reduce or terminate the benefit
•Excess withdrawals after guaranteed withdrawals are
activated may significantly reduce or terminate the benefit
•Minimum Income Base not available after guaranteed
withdrawals are activated
•Investment requirements limit available investment options
•Purchase Payments subject to additional restrictions
•May not be cancelled by you prior to the 5th benefit
anniversary
•Certain events will automatically terminate the benefit
•May not be re-elected or reinstated after termination
•May not be available for election through the broker-dealer with which your financial representative is affiliated
•The broker-dealer with which your financial representative is affiliated may require you to elect an optional Living Benefit at time of contract issue
•Fee may be deducted pro rata from variable portfolios only in certain states. Please see APPENDIX E – STATE
CONTRACT AVAILABILITY AND/OR VARIABILITY
for specific states.

Return of Purchase Payment Death Benefit	Provides a death benefit based on the greater of contract value or Net Purchase Payments	0.15% (as a percentage of average daily net asset value allocated to the Variable Portfolios)
•May be elected only at time of contract issue
•Must be younger than age 86 at time of election
•Death benefit calculated differently depending on whether an optional Living Benefit has been elected
•Withdrawals may significantly reduce the benefit
•May not be available for election through the broker-dealer with which your financial representative is affiliated
•The broker-dealer with which your financial representative is affiliated may require you to elect an optional death benefit at time of contract issue

Maximum Anniversary Value Death Benefit	Provides a death benefit based on the greatest of contract value, Net Purchase Payments, or highest contract value on an eligible contract anniversary	0.40% (as a percentage of average daily net asset value allocated to the Variable Portfolios)
•May be elected only at time of contract issue
•Must be younger than age 81 at time of election
•Death benefit calculated differently depending on whether an optional Living Benefit was elected
•Withdrawals may significantly reduce the benefit
•May not be available for election through the broker-dealer with which your financial representative is affiliated
•The broker-dealer with which your financial representative is affiliated may require you to elect an optional death benefit at time of contract issue

Name of Benefit [Text Block]	Name of BenefitName of Benefit
Purpose of Benefit [Text Block]	PurposePurpose
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions / LimitationsBrief Description of Restrictions/ Limitations
Name of Benefit [Text Block]	Name of BenefitName of Benefit
Item 17. Portfolio Companies (N-4) [Text Block]
Appendix A – Underlying Funds Available Under the Contract
 The following is a list of Underlying Funds available under the contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at www.corebridgefinancial.com/ProductProspectuses. You can also request this information at no cost by calling (855) 421-2692. Depending on the optional benefits you choose, you may not be able to invest in certain Underlying Funds. See “Investment Requirements For Optional Living Benefits” in this appendix. The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Asset Allocation	Franklin Allocation VIP Fund – Class 2 Franklin Advisers, Inc.	0.82%*	-16.00%	2.57%	5.56%
	Franklin Income VIP Fund – Class 2 Franklin Advisers, Inc.	0.71%	-5.47%	4.30%	5.51%
	SA Allocation Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC	1.00%*	-15.50%	2.47%	4.29%
	SA Allocation Growth Portfolio – Class 3 SunAmerica Asset Management, LLC	1.05%*	-17.51%	4.90%	7.29%
	SA Allocation Moderate Growth Portfolio – Class 3 SunAmerica Asset Management, LLC	1.02%*	-16.74%	4.03%	6.03%
	SA Allocation Moderate Portfolio – Class 3 SunAmerica Asset Management, LLC	1.01%*	-16.28%	3.47%	5.33%
	SA American Funds Asset Allocation Portfolio[1] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	0.82%*	-13.58%	5.06%	7.80%
	SA BlackRock Multi-Factor 70/30 Portfolio – Class 3 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC	0.75%*	-15.99%	N/A	N/A
	SA Franklin Tactical Opportunities Portfolio[2] – Class 3 SunAmerica Asset Management, LLC Franklin Advisers, Inc.	1.07%*	-13.91%	3.55%	N/A
	SA Global Index Allocation 60/40 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.80%*	-14.35%	N/A	N/A
	SA Global Index Allocation 75/25 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.81%*	-15.50%	N/A	N/A
	SA Global Index Allocation 90/10 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.77%*	-16.31%	N/A	N/A
	SA Goldman Sachs Multi-Asset Insights Portfolio[2] – Class 3 SunAmerica Asset Management, LLC Goldman Sachs Asset Management, L.P.	1.12%*	-16.34%	3.00%	N/A
	SA Index Allocation 60/40 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.72%	-14.93%	4.41%	N/A
	SA Index Allocation 80/20 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.71%	-16.18%	5.50%	N/A
	SA Index Allocation 90/10 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.69%	-16.84%	5.89%	N/A
	SA JPMorgan Diversified Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.96%	-16.14%	3.11%	6.53%
	SA MFS Total Return Portfolio[2] – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.96%	-9.90%	4.80%	6.98%
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Asset Allocation (continued)	SA Putnam Asset Allocation Diversified Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Putnam Investment Management, LLC	1.10%*	-17.39%	3.95%	7.67%
	SA T. Rowe Price Asset Allocation Growth Portfolio[2] – Class 3 SunAmerica Asset Management, LLC T. Rowe Price Associates, Inc.	1.01%	-18.31%	5.37%	N/A
	SA Wellington Strategic Multi-Asset Portfolio[2] – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	1.11%*	-17.22%	2.81%	N/A
Bond	PIMCO Emerging Markets Bond Portfolio – Advisor Class Pacific Investment Management Company, LLC	1.14%	-15.80%	-0.95%	0.87%
	PIMCO Total Return Portfolio – Advisor Class Pacific Investment Management Company, LLC	0.77%	-14.39%	-0.28%	0.82%
	SA American Century Inflation Protection Portfolio – Class 3 SunAmerica Asset Management, LLC American Century Investment Management, Inc.	0.89%	-11.14%	0.82%	0.45%
	SA DFA Ultra Short Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Dimensional Fund Advisors LP	0.76%	-1.86%	0.14%	-0.07%
	SA Federated Hermes Corporate Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Federated Investment Management Company	0.80%	-14.50%	0.71%	2.32%
	SA Fixed Income Index Portfolio[2] – Class 3 SunAmerica Asset Management, LLC	0.60%*	-13.08%	-0.12%	N/A
	SA Fixed Income Intermediate Index Portfolio[2] – Class 3 SunAmerica Asset Management, LLC	0.59%*	-7.45%	0.46%	N/A
	SA Goldman Sachs Global Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Goldman Sachs Asset Management International	1.14%	-19.18%	-2.86%	-1.46%
	SA JPMorgan MFS Core Bond Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company	0.78%*	-13.46%	0.05%	0.71%
	SA PineBridge High-Yield Bond Portfolio – Class 3 SunAmerica Asset Management, LLC PineBridge Investments, LLC	0.96%	-9.77%	2.44%	4.18%
	SA Wellington Government and Quality Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	0.81%	-13.67%	-0.72%	0.31%
Cash	Goldman Sachs VIT Government Money Market Fund – Service Shares Goldman Sachs Asset Management, L.P.	0.43%*	1.37%	0.99%	0.55%
Stock	Invesco V.I. American Franchise Fund – Series II Invesco Advisers, Inc.	1.11%	-31.30%	7.39%	11.35%
	Invesco V.I. Comstock Fund – Series II Invesco Advisers, Inc.	1.00%	0.85%	7.76%	10.74%
	Invesco V.I. Growth and Income Fund – Series II Invesco Advisers, Inc.	1.00%	-6.00%	5.77%	9.88%
	Lord Abbett Growth and Income Portfolio – Class VC Lord, Abbett & Co. LLC	0.94%	-9.43%	6.19%	9.80%
	SA AB Growth Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	0.88%	-28.78%	11.19%	14.80%
	SA AB Small & Mid Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.17%*	-15.97%	3.81%	9.06%
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Stock (continued)	SA American Funds Global Growth Portfolio[1] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	0.94%*	-24.97%	6.77%	9.85%
	SA American Funds Growth Portfolio[1] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	0.87%*	-30.09%	10.85%	13.34%
	SA American Funds Growth-Income Portfolio[1] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	0.81%*	-16.74%	7.51%	11.22%
	SA Emerging Markets Equity Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.87%*	-20.55%	N/A	N/A
	SA Fidelity Institutional AM® International Growth Portfolio – Class 3 SunAmerica Asset Management, LLC FIAM LLC	1.12%	-26.72%	N/A	N/A
	SA Fidelity Institutional AM® Real Estate Portfolio – Class 3 SunAmerica Asset Management, LLC FIAM LLC	1.08%	-27.16%	3.23%	5.54%
	SA Franklin BW U.S. Large Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC Brandywine Global Investment Management, LLC	0.95%*	-1.60%	7.48%	10.96%
	SA Franklin Small Company Value Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Mutual Advisers, LLC	1.23%*	-10.68%	5.16%	8.63%
	SA Franklin Systematic U.S. Large Cap Core Portfolio[3] – Class 3 SunAmerica Asset Management, LLC Franklin Advisers, Inc.	0.83%	-13.40%	N/A	N/A
	SA Franklin Systematic U.S. Large Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Advisers, Inc.	0.90%	-7.90%	8.63%	12.45%
	SA International Index Portfolio[2] – Class 3 SunAmerica Asset Management, LLC	0.75%	-14.75%	0.94%	N/A
	SA Invesco Growth Opportunities Portfolio – Class 3 SunAmerica Asset Management, LLC Invesco Advisers, Inc.	1.05%	-35.61%	5.54%	9.08%
	SA Invesco Main Street Large Cap Portfolio – Class 3 SunAmerica Asset Management, LLC Invesco Advisers, Inc.	0.98%*	-20.39%	6.78%	10.32%
	SA Janus Focused Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Janus Capital Management, LLC	1.04%*	-33.70%	9.20%	11.44%
	SA JPMorgan Emerging Markets Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.42%*	-25.66%	-3.29%	0.26%
	SA JPMorgan Equity-Income Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.82%	-2.07%	8.87%	11.74%
	SA JPMorgan Global Equities Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.07%	-16.02%	3.71%	7.29%
	SA JPMorgan Mid-Cap Growth Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.04%*	-27.25%	9.51%	12.67%
	SA Large Cap Growth Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.60%*	-29.80%	N/A	N/A
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Stock (continued)	SA Large Cap Index Portfolio[2] – Class 3 SunAmerica Asset Management, LLC	0.52%*	-18.54%	8.79%	N/A
	SA Large Cap Value Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.60%*	-5.80%	N/A	N/A
	SA MFS Blue Chip Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.95%	-30.04%	7.90%	11.80%
	SA MFS Massachusetts Investors Trust Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.92%*	-16.52%	8.38%	11.24%
	SA Mid Cap Index Portfolio[2] – Class 3 SunAmerica Asset Management, LLC	0.61%	-13.64%	5.90%	N/A
	SA Morgan Stanley International Equities Portfolio – Class 3 SunAmerica Asset Management, LLC Morgan Stanley Investment Management Inc.	1.11%*	-14.18%	0.52%	3.24%
	SA PIMCO RAE International Value Portfolio – Class 3 SunAmerica Asset Management, LLC Pacific Investment Management Company, LLC	1.08%*	-8.41%	-2.14%	1.84%
	SA Putnam International Growth and Income Portfolio – Class 3 SunAmerica Asset Management, LLC Putnam Investment Management, LLC	1.26%	-6.97%	1.72%	3.98%
	SA Small Cap Index Portfolio[2] – Class 3 SunAmerica Asset Management, LLC	0.70%	-20.99%	3.28%	N/A
	SA Wellington Capital Appreciation Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	0.99%	-36.48%	7.31%	12.47%
Volatility Control	SA American Funds VCP Managed Allocation Portfolio[1] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	1.14%*	-17.18%	3.15%	5.70%
	SA BlackRock VCP Global Multi Asset Portfolio – Class 3 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC	1.16%	-17.71%	0.37%	N/A
	SA PIMCO VCP Tactical Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC Pacific Investment Management Company, LLC	1.16%	-17.67%	1.30%	N/A
	SA Schroders VCP Global Allocation Portfolio – Class 3 SunAmerica Asset Management, LLC Schroder Investment Management North America	1.17%	-18.59%	-0.13%	N/A
	SA T. Rowe Price VCP Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC T. Rowe Price Associates, Inc.	1.08%	-18.98%	2.38%	N/A
	SA VCP Dynamic Allocation Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.00%	-17.15%	2.82%	5.25%
	SA VCP Dynamic Strategy Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.03%	-14.53%	2.83%	5.19%
	SA VCP Index Allocation Portfolio[2] – Class 3 SunAmerica Asset Management, LLC T. Rowe Price Associates, Inc.	0.78%	-16.93%	3.05%	N/A
* This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Underlying Fund prospectus for additional information. [1]Capital Research and Management Company is the investment adviser of the master fund in which this Underlying Fund (Master-Feeder Fund) invests. Under a master-feeder fund structure, the feeder fund does not buy individual securities directly. Rather, the feeder fund invests all of its investment assets in a corresponding master fund, which invests directly in individual securities.[2]Please note that not all of these Underlying Funds may be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.[3]On July 1, 2022, SA Franklin U.S. Equity Smart Beta Portfolio was renamed SA Franklin Systematic U.S. Large Cap Core Portfolio.
Prospectuses Available [Text Block]	The following is a list of Underlying Funds available under the contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at www.corebridgefinancial.com/ProductProspectuses. You can also request this information at no cost by calling (855) 421-2692. Depending on the optional benefits you choose, you may not be able to invest in certain Underlying Funds. See “Investment Requirements For Optional Living Benefits” in this appendix. The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Asset Allocation	Franklin Allocation VIP Fund – Class 2 Franklin Advisers, Inc.	0.82%*	-16.00%	2.57%	5.56%
	Franklin Income VIP Fund – Class 2 Franklin Advisers, Inc.	0.71%	-5.47%	4.30%	5.51%
	SA Allocation Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC	1.00%*	-15.50%	2.47%	4.29%
	SA Allocation Growth Portfolio – Class 3 SunAmerica Asset Management, LLC	1.05%*	-17.51%	4.90%	7.29%
	SA Allocation Moderate Growth Portfolio – Class 3 SunAmerica Asset Management, LLC	1.02%*	-16.74%	4.03%	6.03%
	SA Allocation Moderate Portfolio – Class 3 SunAmerica Asset Management, LLC	1.01%*	-16.28%	3.47%	5.33%
	SA American Funds Asset Allocation Portfolio[1] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	0.82%*	-13.58%	5.06%	7.80%
	SA BlackRock Multi-Factor 70/30 Portfolio – Class 3 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC	0.75%*	-15.99%	N/A	N/A
	SA Franklin Tactical Opportunities Portfolio[2] – Class 3 SunAmerica Asset Management, LLC Franklin Advisers, Inc.	1.07%*	-13.91%	3.55%	N/A
	SA Global Index Allocation 60/40 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.80%*	-14.35%	N/A	N/A
	SA Global Index Allocation 75/25 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.81%*	-15.50%	N/A	N/A
	SA Global Index Allocation 90/10 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.77%*	-16.31%	N/A	N/A
	SA Goldman Sachs Multi-Asset Insights Portfolio[2] – Class 3 SunAmerica Asset Management, LLC Goldman Sachs Asset Management, L.P.	1.12%*	-16.34%	3.00%	N/A
	SA Index Allocation 60/40 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.72%	-14.93%	4.41%	N/A
	SA Index Allocation 80/20 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.71%	-16.18%	5.50%	N/A
	SA Index Allocation 90/10 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.69%	-16.84%	5.89%	N/A
	SA JPMorgan Diversified Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.96%	-16.14%	3.11%	6.53%
	SA MFS Total Return Portfolio[2] – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.96%	-9.90%	4.80%	6.98%
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Asset Allocation (continued)	SA Putnam Asset Allocation Diversified Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Putnam Investment Management, LLC	1.10%*	-17.39%	3.95%	7.67%
	SA T. Rowe Price Asset Allocation Growth Portfolio[2] – Class 3 SunAmerica Asset Management, LLC T. Rowe Price Associates, Inc.	1.01%	-18.31%	5.37%	N/A
	SA Wellington Strategic Multi-Asset Portfolio[2] – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	1.11%*	-17.22%	2.81%	N/A
Bond	PIMCO Emerging Markets Bond Portfolio – Advisor Class Pacific Investment Management Company, LLC	1.14%	-15.80%	-0.95%	0.87%
	PIMCO Total Return Portfolio – Advisor Class Pacific Investment Management Company, LLC	0.77%	-14.39%	-0.28%	0.82%
	SA American Century Inflation Protection Portfolio – Class 3 SunAmerica Asset Management, LLC American Century Investment Management, Inc.	0.89%	-11.14%	0.82%	0.45%
	SA DFA Ultra Short Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Dimensional Fund Advisors LP	0.76%	-1.86%	0.14%	-0.07%
	SA Federated Hermes Corporate Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Federated Investment Management Company	0.80%	-14.50%	0.71%	2.32%
	SA Fixed Income Index Portfolio[2] – Class 3 SunAmerica Asset Management, LLC	0.60%*	-13.08%	-0.12%	N/A
	SA Fixed Income Intermediate Index Portfolio[2] – Class 3 SunAmerica Asset Management, LLC	0.59%*	-7.45%	0.46%	N/A
	SA Goldman Sachs Global Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Goldman Sachs Asset Management International	1.14%	-19.18%	-2.86%	-1.46%
	SA JPMorgan MFS Core Bond Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company	0.78%*	-13.46%	0.05%	0.71%
	SA PineBridge High-Yield Bond Portfolio – Class 3 SunAmerica Asset Management, LLC PineBridge Investments, LLC	0.96%	-9.77%	2.44%	4.18%
	SA Wellington Government and Quality Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	0.81%	-13.67%	-0.72%	0.31%
Cash	Goldman Sachs VIT Government Money Market Fund – Service Shares Goldman Sachs Asset Management, L.P.	0.43%*	1.37%	0.99%	0.55%
Stock	Invesco V.I. American Franchise Fund – Series II Invesco Advisers, Inc.	1.11%	-31.30%	7.39%	11.35%
	Invesco V.I. Comstock Fund – Series II Invesco Advisers, Inc.	1.00%	0.85%	7.76%	10.74%
	Invesco V.I. Growth and Income Fund – Series II Invesco Advisers, Inc.	1.00%	-6.00%	5.77%	9.88%
	Lord Abbett Growth and Income Portfolio – Class VC Lord, Abbett & Co. LLC	0.94%	-9.43%	6.19%	9.80%
	SA AB Growth Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	0.88%	-28.78%	11.19%	14.80%
	SA AB Small & Mid Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.17%*	-15.97%	3.81%	9.06%
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Stock (continued)	SA American Funds Global Growth Portfolio[1] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	0.94%*	-24.97%	6.77%	9.85%
	SA American Funds Growth Portfolio[1] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	0.87%*	-30.09%	10.85%	13.34%
	SA American Funds Growth-Income Portfolio[1] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	0.81%*	-16.74%	7.51%	11.22%
	SA Emerging Markets Equity Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.87%*	-20.55%	N/A	N/A
	SA Fidelity Institutional AM® International Growth Portfolio – Class 3 SunAmerica Asset Management, LLC FIAM LLC	1.12%	-26.72%	N/A	N/A
	SA Fidelity Institutional AM® Real Estate Portfolio – Class 3 SunAmerica Asset Management, LLC FIAM LLC	1.08%	-27.16%	3.23%	5.54%
	SA Franklin BW U.S. Large Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC Brandywine Global Investment Management, LLC	0.95%*	-1.60%	7.48%	10.96%
	SA Franklin Small Company Value Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Mutual Advisers, LLC	1.23%*	-10.68%	5.16%	8.63%
	SA Franklin Systematic U.S. Large Cap Core Portfolio[3] – Class 3 SunAmerica Asset Management, LLC Franklin Advisers, Inc.	0.83%	-13.40%	N/A	N/A
	SA Franklin Systematic U.S. Large Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Advisers, Inc.	0.90%	-7.90%	8.63%	12.45%
	SA International Index Portfolio[2] – Class 3 SunAmerica Asset Management, LLC	0.75%	-14.75%	0.94%	N/A
	SA Invesco Growth Opportunities Portfolio – Class 3 SunAmerica Asset Management, LLC Invesco Advisers, Inc.	1.05%	-35.61%	5.54%	9.08%
	SA Invesco Main Street Large Cap Portfolio – Class 3 SunAmerica Asset Management, LLC Invesco Advisers, Inc.	0.98%*	-20.39%	6.78%	10.32%
	SA Janus Focused Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Janus Capital Management, LLC	1.04%*	-33.70%	9.20%	11.44%
	SA JPMorgan Emerging Markets Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.42%*	-25.66%	-3.29%	0.26%
	SA JPMorgan Equity-Income Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.82%	-2.07%	8.87%	11.74%
	SA JPMorgan Global Equities Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.07%	-16.02%	3.71%	7.29%
	SA JPMorgan Mid-Cap Growth Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.04%*	-27.25%	9.51%	12.67%
	SA Large Cap Growth Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.60%*	-29.80%	N/A	N/A
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Stock (continued)	SA Large Cap Index Portfolio[2] – Class 3 SunAmerica Asset Management, LLC	0.52%*	-18.54%	8.79%	N/A
	SA Large Cap Value Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.60%*	-5.80%	N/A	N/A
	SA MFS Blue Chip Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.95%	-30.04%	7.90%	11.80%
	SA MFS Massachusetts Investors Trust Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.92%*	-16.52%	8.38%	11.24%
	SA Mid Cap Index Portfolio[2] – Class 3 SunAmerica Asset Management, LLC	0.61%	-13.64%	5.90%	N/A
	SA Morgan Stanley International Equities Portfolio – Class 3 SunAmerica Asset Management, LLC Morgan Stanley Investment Management Inc.	1.11%*	-14.18%	0.52%	3.24%
	SA PIMCO RAE International Value Portfolio – Class 3 SunAmerica Asset Management, LLC Pacific Investment Management Company, LLC	1.08%*	-8.41%	-2.14%	1.84%
	SA Putnam International Growth and Income Portfolio – Class 3 SunAmerica Asset Management, LLC Putnam Investment Management, LLC	1.26%	-6.97%	1.72%	3.98%
	SA Small Cap Index Portfolio[2] – Class 3 SunAmerica Asset Management, LLC	0.70%	-20.99%	3.28%	N/A
	SA Wellington Capital Appreciation Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	0.99%	-36.48%	7.31%	12.47%
Volatility Control	SA American Funds VCP Managed Allocation Portfolio[1] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	1.14%*	-17.18%	3.15%	5.70%
	SA BlackRock VCP Global Multi Asset Portfolio – Class 3 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC	1.16%	-17.71%	0.37%	N/A
	SA PIMCO VCP Tactical Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC Pacific Investment Management Company, LLC	1.16%	-17.67%	1.30%	N/A
	SA Schroders VCP Global Allocation Portfolio – Class 3 SunAmerica Asset Management, LLC Schroder Investment Management North America	1.17%	-18.59%	-0.13%	N/A
	SA T. Rowe Price VCP Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC T. Rowe Price Associates, Inc.	1.08%	-18.98%	2.38%	N/A
	SA VCP Dynamic Allocation Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.00%	-17.15%	2.82%	5.25%
	SA VCP Dynamic Strategy Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.03%	-14.53%	2.83%	5.19%
	SA VCP Index Allocation Portfolio[2] – Class 3 SunAmerica Asset Management, LLC T. Rowe Price Associates, Inc.	0.78%	-16.93%	3.05%	N/A

Portfolio Company Objective [Text Block]	Type
Some Portfolio Companies not Available for All Benefits [Text Block]	INVESTMENT REQUIREMENTS FOR OPTIONAL LIVING BENEFITS If you elect an optional Living Benefit, your contract is subject to investment requirements, as reflected below. Depending on the optional Living Benefit you choose, you may not be able to invest in certain investment options. If you do not elect any optional benefits, or if the only optional benefit you elect is a death benefit, your contract is not subject to investment requirements. FOR OPTIONAL BENEFITS AVAILABLE FOR ELECTION This section contains the current investment requirements for the optional Living Benefits that we are offering to investors, including: •Polaris Income Max•Polaris Income Plus Daily FlexPolaris Income Max If you elect Polaris Income Max, you must allocate your assets in accordance with the following:
20% Secure Value Account
80% in one or more of the following Variable
Portfolios, except as otherwise noted:
Goldman Sachs VIT Government Money Market
Fund
PIMCO Total Return
SA American Century Inflation Protection
SA American Funds VCP Managed Allocation*
SA BlackRock VCP Global Multi Asset*
SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA PIMCO VCP Tactical Balanced*
SA Schroders VCP Global Allocation*
SA T. Rowe Price VCP Balanced*
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation
SA Wellington Government and Quality Bond
DCA Fixed Accounts**
6-Month DCA
1-Year DCA
*You may invest up to a maximum of 50% in each of
these Variable Portfolios.
**You may use a DCA Fixed Account to invest your
target allocation in accordance with the investment
requirements.

Polaris Income Plus Daily Flex If you elect Polaris Income Plus Daily Flex, you must allocate your assets in accordance with the option below or Build Your Own Allocation:
10% Secure Value Account
Asset Allocation Portfolios
90% in one or more of the following Variable
Portfolios:
Individually Managed Asset Allocation
Portfolios:
SA American Funds Asset Allocation
SA BlackRock Multi-Factor 70/30
SA Franklin Tactical Opportunities
SA Goldman Sachs Multi-Asset Insights
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA Putnam Asset Allocation Diversified Growth
SA T. Rowe Price Asset Allocation Growth
SA Wellington Strategic Multi-Asset
Actively Managed Fund-of-Funds:
SA Allocation Balanced
SA Allocation Growth
SA Allocation Moderate
SA Allocation Moderate Growth
Index Fund-of-Funds Portfolios:
SA Global Index Allocation 90/10
SA Global Index Allocation 75/25
SA Global Index Allocation 60/40
SA Index Allocation 90/10
SA Index Allocation 80/20
SA Index Allocation 60/40
Volatility Control Portfolios:
SA American Funds VCP Managed Allocation
SA BlackRock VCP Global Multi Asset
SA PIMCO VCP Tactical Balanced
SA Schroders VCP Global Allocation
SA T. Rowe Price VCP Balanced
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation
Fixed Income Portfolios
Goldman Sachs VIT Government Money Market
Fund
PIMCO Total Return
SA American Century Inflation Protection
SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Fixed Income Immediate Index
SA Fixed Income Index
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA Wellington Government & Quality Bond
DCA Fixed Accounts*
6-Month DCA
1-Year DCA
*You may use a DCA Fixed Account to invest your
target allocation in accordance with the investment
requirements.

Build Your Own Allocation You must allocate your assets in accordance with the following: 10% of your total Purchase Payments in the Secure Value Account. The remaining 90% of your total Purchase Payments must be allocated in the following Investment Groups:
FIXED INCOME PORTFOLIOS Investment Requirement Minimum 18% Maximum 90%
Money Market Portfolio:
Goldman Sachs VIT Government Money Market Fund
Core Fixed Income Portfolios:
PIMCO Total Return
SA American Century Inflation Protection
SA DFA Ultra Short Bond
SA Federated Hermes Corporate Bond
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA Goldman Sachs Global Bond
SA JPMorgan MFS Core Bond
SA Wellington Government & Quality Bond
DCA Fixed Accounts*
6-Month DCA
1-Year DCA
Fixed Accounts
1-Year Fixed (if available)

PRIMARY EQUITY AND ASSET ALLOCATION PORTFOLIOS Investment Requirement Minimum 0% Maximum 72%**
Global & International Portfolios:
SA Emerging Markets Equity Index
SA International Index
SA JPMorgan Global Equities
SA Morgan Stanley International Equities
Large Core Portfolios:
SA American Funds Growth-Income
SA Franklin Systematic U.S. Large Cap Core
SA Invesco Main Street Large Cap
SA Large Cap Index
SA MFS Massachusetts Investors Trust
Large Value Portfolios:
Invesco V.I. Comstock
Invesco V.I. Growth and Income
Lord Abbett Growth and Income
SA Franklin BW U.S. Large Cap Value
SA Franklin Systematic U.S. Large Cap Value
SA JPMorgan Equity-Income
SA Large Cap Value Index
Large Growth Portfolios:
Invesco V.I. American Franchise
SA AB Growth
SA American Funds Growth
SA Janus Focused Growth
SA Large Cap Growth Index
SA MFS Blue Chip Growth
SA Wellington Capital Appreciation
Small & Mid Cap Portfolios:
SA Mid Cap Index
SA Small Cap Index
Asset Allocation Portfolios:
Franklin Allocation VIP Fund
Franklin Income VIP Fund
SA Allocation Balanced
SA Allocation Growth
SA Allocation Moderate
SA Allocation Moderate Growth
PRIMARY EQUITY AND ASSET ALLOCATION PORTFOLIOS - CONTINUED Investment Requirement Minimum 0% Maximum 72%**
SA American Funds Asset Allocation
SA BlackRock Multi-Factor 70/30
SA Franklin Tactical Opportunities
SA Global Index Allocation 60/40
SA Global Index Allocation 75/25
SA Global Index Allocation 90/10
SA Goldman Sachs Multi-Asset Insights
SA Index Allocation 60/40
SA Index Allocation 80/20
SA Index Allocation 90/10
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA Putnam Asset Allocation Diversified Growth
SA T. Rowe Price Asset Allocation Growth
SA Wellington Strategic Multi-Asset
Asset Allocation (Volatility Control Portfolios):
SA American Funds VCP Managed Allocation
SA BlackRock VCP Global Multi Asset
SA PIMCO VCP Tactical Balanced
SA Schroders VCP Global Allocation
SA T. Rowe Price VCP Balanced
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy
SA VCP Index Allocation

OTHER EQUITY AND SPECIALTY PORTFOLIOS Investment Requirement Minimum 0% Maximum 27%***
Small & Mid Cap Portfolios:
SA AB Small & Mid Cap Value
SA Franklin Small Company Value
SA Invesco Growth Opportunities
SA JPMorgan Mid-Cap Growth
Global & International Portfolios:
SA American Funds Global Growth
SA Fidelity Institutional AM® International Growth
SA JPMorgan Emerging Markets
SA PIMCO RAE International Value
SA Putnam International Growth and Income
Specialty Portfolios:
PIMCO Emerging Markets Bond
SA Fidelity Institutional AM® Real Estate
SA PineBridge High-Yield Bond

*You may use a DCA Fixed Account to invest your target allocation in accordance with the investment requirements.**You may invest up to a maximum of 36% in an individual Variable Portfolio within this Investment Group.***You may invest up to a maximum of 9% in an individual Variable Portfolio within this Investment Group.
Temporary Fee Reductions, Current Expenses [Text Block]	This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Underlying Fund prospectus for additional information.
Polaris Platinum III (EA) (NY) 333-178841 | ShortTermInvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Short-Term Investment Risk. This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and Living Benefit protections mean that this contract is more beneficial to investors with a long investment time horizon.
Polaris Platinum III (EA) (NY) 333-178841 | WithdrawalRiskMember
Prospectus:
Principal Risk [Text Block]	Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the contract. Withdrawals may be subject to significant withdrawal charges. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A withdrawal may reduce the value of your standard and optional benefits. For instance, a withdrawal will reduce the value of the death benefit. In addition, a withdrawal could reduce the value of an optional Living Benefit by an amount greater than the amount withdrawn and could result in termination of the benefit. A total withdrawal (surrender) will result in the termination of your contract. We may defer payment of withdrawals from a Fixed Account option (including the Secure Value Account) for up to six months when permitted by law.
Polaris Platinum III (EA) (NY) 333-178841 | VariablePortfolioRiskMember
Prospectus:
Principal Risk [Text Block]	Variable Portfolio Risk. Amounts that you invest in the Variable Portfolios are subject to the risk of poor investment performance. You assume the investment risk. You can gain or lose money if you invest in these Variable Portfolios. Each Variable Portfolio’s performance depends on the performance of its Underlying Fund. Each Underlying Fund has its own investment risks, and you are exposed to the Underlying Fund’s investment risks when you invest in a Variable Portfolio. You are responsible for allocating Purchase Payments to the Variable Portfolios that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolio you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund’s prospectus, statement of additional information and annual and semi-annual reports. We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund.
Polaris Platinum III (EA) (NY) 333-178841 | SelectionRiskMember
Prospectus:
Principal Risk [Text Block]	Selection Risk. The optional benefits under the contract were designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose, or may not have chosen, the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you (if any) may no longer be available. In addition, if you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that you may not use or benefit from.
Polaris Platinum III (EA) (NY) 333-178841 | InvestmentRequirementsRiskMember
Prospectus:
Principal Risk [Text Block]	Investment Requirements Risk. If you elect an optional Living Benefit, you will be subject to investment requirements that limit the investment options that are available to you and limit your ability to take certain actions under the contract. These investment requirements are designed to reduce our risk that we will have to make payments to you from our own assets. In turn, they may also limit the potential growth of your contract value and the potential growth of your guaranteed benefits.
Polaris Platinum III (EA) (NY) 333-178841 | ManagedVolatilityFundRiskMember
Prospectus:
Principal Risk [Text Block]	Managed Volatility Fund Risk. Certain Underlying Funds, including some Underlying Funds that are available under certain optional Living Benefits’ investment requirements, utilize managed volatility strategies. These risk management techniques help us manage our financial risks associated with the contract’s guarantees, like living and death benefits, because they reduce the incidence of extreme outcomes including the probability of large gains or losses. However, these strategies can also limit your participation in rising equity markets, which may limit the potential growth of your contract value and the potential growth of your guaranteed benefits. Certain Underlying Funds advised by our affiliate employ such risk management strategies, which may help us manage our financial risks.
Polaris Platinum III (EA) (NY) 333-178841 | PurchasePaymentRiskMember
Prospectus:
Principal Risk [Text Block]	Purchase Payment Risk. Your ability to make subsequent Purchase Payments is subject to certain restrictions. We reserve the right to refuse any Purchase Payment(s), limit the amount of subsequent Purchase Payment(s) with advance notice based on age as shown below and election of optional benefit(s), and may require our prior approval before accepting Purchase Payments greater than the Purchase Payments Limit as defined in the Glossary. There is no guarantee that you will always be permitted to make Purchase Payments.
Polaris Platinum III (EA) (NY) 333-178841 | MinimumContractValueRiskMember
Prospectus:
Principal Risk [Text Block]	Minimum Contract Value Risk. Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract’s remaining value to you.
Polaris Platinum III (EA) (NY) 333-178841 | FinancialStrengthandClaimsPayingAbilityRiskMember
Prospectus:
Principal Risk [Text Block]	Financial Strength and Claims-Paying Ability Risk. All guarantees under the contract that are paid from our general account (including under any Fixed Account option) are subject to our financial strength and claims-paying ability.
Polaris Platinum III (EA) (NY) 333-178841 | BusinessDisruptionMember
Prospectus:
Principal Risk [Text Block]	Business Disruption. Our business is also vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemic (such as COVID-19) and other highly contagious diseases, mass torts and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, and may also interfere with our ability to receive, pickup and process mail, to calculate Accumulation Unit Values (“AUVs”) or process other contract-related transactions, or have other possible negative impacts. While we have developed and put in place business continuity and disaster recovery plans to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the Underlying Funds or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes.
Polaris Platinum III (EA) (NY) 333-178841 | CybersecurityRiskMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers, our business is vulnerable to physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption, disclosure and destruction of sensitive business data, including personal information, maintained on our or our business partners’ or service providers’ systems, interference with or denial of service attacks on websites and other operational disruptions and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the Underlying Funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the Underlying Funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and enforcement action, litigation risks and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the affected Underlying Funds to lose value. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Despite our implementation of policies and procedures, which we believe to be reasonable, that address physical, administrative and technical safeguards and controls and other preventative actions to protect customer information and reduce the risk of cyber-incident, there can be no assurance that we or our distribution partners or the Underlying Funds or our service providers will avoid cyber-attacks or information security breaches in the future that may affect your contract and/or personal information.
Polaris Platinum III (EA) (NY) 333-178841 | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can gain or lose money by investing in this contract, including possible loss of your principal investment.
Principal Risk [Text Block]	Risk of Loss. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
Polaris Platinum III (EA) (NY) 333-178841 | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash.•Charges may apply to withdrawals. Withdrawal charges could significantly reduce the value of your investment or the amount that you receive upon taking a withdrawal. Withdrawals may also reduce or terminate contract guarantees.•The benefits of tax deferral, long-term income, and optional Living Benefit guarantees mean that this contract is generally more beneficial to investors with a long investment time horizon.
Polaris Platinum III (EA) (NY) 333-178841 | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	An investment in this contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract.•Each investment option (including each Fixed Account option) has its own unique risks.•You should review the investment options before making an investment decision.
Polaris Platinum III (EA) (NY) 333-178841 | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the contract is subject to the risks related to us, American General Life Insurance Company (or The United States Life Insurance Company in the City of New York for New York contracts). Any obligations (including under a Fixed Account option), guarantees, and benefits of the contract are subject to our claims-paying ability. More information about us is available upon request by calling the Annuity Service Center at (800) 445-7862 or visiting www.corebridgefinancial.com/annuities.
Polaris Platinum III (EA) (NY) 333-178841 | FranklinAllocationVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin Allocation VIP Fund
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(16.00%)
Average Annual Total Returns, 5 Years [Percent]	2.57%
Average Annual Total Returns, 10 Years [Percent]	5.56%
Polaris Platinum III (EA) (NY) 333-178841 | FranklinIncomeVIPFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Income VIP Fund
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(5.47%)
Average Annual Total Returns, 5 Years [Percent]	4.30%
Average Annual Total Returns, 10 Years [Percent]	5.51%
Polaris Platinum III (EA) (NY) 333-178841 | SAAllocationBalancedPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Allocation Balanced Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(15.50%)
Average Annual Total Returns, 5 Years [Percent]	2.47%
Average Annual Total Returns, 10 Years [Percent]	4.29%
Polaris Platinum III (EA) (NY) 333-178841 | SAAllocationGrowthPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Allocation Growth Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(17.51%)
Average Annual Total Returns, 5 Years [Percent]	4.90%
Average Annual Total Returns, 10 Years [Percent]	7.29%
Polaris Platinum III (EA) (NY) 333-178841 | SAAllocationModerateGrowthPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Allocation Moderate Growth Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(16.74%)
Average Annual Total Returns, 5 Years [Percent]	4.03%
Average Annual Total Returns, 10 Years [Percent]	6.03%
Polaris Platinum III (EA) (NY) 333-178841 | SAAllocationModeratePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Allocation Moderate Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(16.28%)
Average Annual Total Returns, 5 Years [Percent]	3.47%
Average Annual Total Returns, 10 Years [Percent]	5.33%
Polaris Platinum III (EA) (NY) 333-178841 | SAAmericanFundsAssetAllocationPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA American Funds Asset Allocation Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(13.58%)
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	7.80%
Polaris Platinum III (EA) (NY) 333-178841 | SABlackRockMultiFactor7030PortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA BlackRock Multi-Factor 70/30 Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(15.99%)
Polaris Platinum III (EA) (NY) 333-178841 | SAFranklinTacticalOpportunitiesPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Franklin Tactical Opportunities Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(13.91%)
Average Annual Total Returns, 5 Years [Percent]	3.55%
Polaris Platinum III (EA) (NY) 333-178841 | SAGlobalIndexAllocation6040PortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Global Index Allocation 60/40 Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(14.35%)
Polaris Platinum III (EA) (NY) 333-178841 | SAGlobalIndexAllocation7525PortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Global Index Allocation 75/25 Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(15.50%)
Polaris Platinum III (EA) (NY) 333-178841 | SAGlobalIndexAllocation9010PortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Global Index Allocation 90/10 Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(16.31%)
Polaris Platinum III (EA) (NY) 333-178841 | SAGoldmanSachsMultiAssetInsightsPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Goldman Sachs Multi-Asset Insights Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(16.34%)
Average Annual Total Returns, 5 Years [Percent]	3.00%
Polaris Platinum III (EA) (NY) 333-178841 | SAIndexAllocation6040PortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Index Allocation 60/40 Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(14.93%)
Average Annual Total Returns, 5 Years [Percent]	4.41%
Polaris Platinum III (EA) (NY) 333-178841 | SAIndexAllocation8020PortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Index Allocation 80/20 Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(16.18%)
Average Annual Total Returns, 5 Years [Percent]	5.50%
Polaris Platinum III (EA) (NY) 333-178841 | SAIndexAllocation9010PortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Index Allocation 90/10 Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(16.84%)
Average Annual Total Returns, 5 Years [Percent]	5.89%
Polaris Platinum III (EA) (NY) 333-178841 | SAJPMorganDiversifiedBalancedPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA JPMorgan Diversified Balanced Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(16.14%)
Average Annual Total Returns, 5 Years [Percent]	3.11%
Average Annual Total Returns, 10 Years [Percent]	6.53%
Polaris Platinum III (EA) (NY) 333-178841 | SAMFSTotalReturnPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA MFS Total Return Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(9.90%)
Average Annual Total Returns, 5 Years [Percent]	4.80%
Average Annual Total Returns, 10 Years [Percent]	6.98%
Polaris Platinum III (EA) (NY) 333-178841 | SAPutnamAssetAllocationDiversifiedGrowthPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Putnam Asset Allocation Diversified Growth Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(17.39%)
Average Annual Total Returns, 5 Years [Percent]	3.95%
Average Annual Total Returns, 10 Years [Percent]	7.67%
Polaris Platinum III (EA) (NY) 333-178841 | SATRowePriceAssetAllocationGrowthPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA T. Rowe Price Asset Allocation Growth Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(18.31%)
Average Annual Total Returns, 5 Years [Percent]	5.37%
Polaris Platinum III (EA) (NY) 333-178841 | SAWellingtonStrategicMultiAssetPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Wellington Strategic Multi-Asset Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(17.22%)
Average Annual Total Returns, 5 Years [Percent]	2.81%
Polaris Platinum III (EA) (NY) 333-178841 | PIMCOEmergingMarketsBondPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Bond
Portfolio Company Name [Text Block]	PIMCO Emerging Markets Bond Portfolio
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(15.80%)
Average Annual Total Returns, 5 Years [Percent]	(0.95%)
Average Annual Total Returns, 10 Years [Percent]	0.87%
Polaris Platinum III (EA) (NY) 333-178841 | PIMCOTotalReturnPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Total Return Portfolio
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(14.39%)
Average Annual Total Returns, 5 Years [Percent]	(0.28%)
Average Annual Total Returns, 10 Years [Percent]	0.82%
Polaris Platinum III (EA) (NY) 333-178841 | SAAmericanCenturyInflationProtectionPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA American Century Inflation Protection Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(11.14%)
Average Annual Total Returns, 5 Years [Percent]	0.82%
Average Annual Total Returns, 10 Years [Percent]	0.45%
Polaris Platinum III (EA) (NY) 333-178841 | SADFAUltraShortBondPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA DFA Ultra Short Bond Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(1.86%)
Average Annual Total Returns, 5 Years [Percent]	0.14%
Average Annual Total Returns, 10 Years [Percent]	(0.07%)
Polaris Platinum III (EA) (NY) 333-178841 | SAFederatedHermesCorporateBondPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Federated Hermes Corporate Bond Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(14.50%)
Average Annual Total Returns, 5 Years [Percent]	0.71%
Average Annual Total Returns, 10 Years [Percent]	2.32%
Polaris Platinum III (EA) (NY) 333-178841 | SAFixedIncomeIndexPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Fixed Income Index Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(13.08%)
Average Annual Total Returns, 5 Years [Percent]	(0.12%)
Polaris Platinum III (EA) (NY) 333-178841 | SAFixedIncomeIntermediateIndexPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Fixed Income Intermediate Index Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(7.45%)
Average Annual Total Returns, 5 Years [Percent]	0.46%
Polaris Platinum III (EA) (NY) 333-178841 | SAGoldmanSachsGlobalBondPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Goldman Sachs Global Bond Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management International
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(19.18%)
Average Annual Total Returns, 5 Years [Percent]	(2.86%)
Average Annual Total Returns, 10 Years [Percent]	(1.46%)
Polaris Platinum III (EA) (NY) 333-178841 | SAJPMorganMFSCoreBondPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA JPMorgan MFS Core Bond Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(13.46%)
Average Annual Total Returns, 5 Years [Percent]	0.05%
Average Annual Total Returns, 10 Years [Percent]	0.71%
Polaris Platinum III (EA) (NY) 333-178841 | SAPineBridgeHighYieldBondPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA PineBridge High-Yield Bond Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	PineBridge Investments, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(9.77%)
Average Annual Total Returns, 5 Years [Percent]	2.44%
Average Annual Total Returns, 10 Years [Percent]	4.18%
Polaris Platinum III (EA) (NY) 333-178841 | SAWellingtonGovernmentandQualityBondPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Wellington Government and Quality Bond Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(13.67%)
Average Annual Total Returns, 5 Years [Percent]	(0.72%)
Average Annual Total Returns, 10 Years [Percent]	0.31%
Polaris Platinum III (EA) (NY) 333-178841 | GoldmanSachsVITGovernmentMoneyMarketFundServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Cash
Portfolio Company Name [Text Block]	Goldman Sachs VIT Government Money Market Fund
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	1.37%
Average Annual Total Returns, 5 Years [Percent]	0.99%
Average Annual Total Returns, 10 Years [Percent]	0.55%
Polaris Platinum III (EA) (NY) 333-178841 | InvescoVIAmericanFranchiseFundSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Stock
Portfolio Company Name [Text Block]	Invesco V.I. American Franchise Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(31.30%)
Average Annual Total Returns, 5 Years [Percent]	7.39%
Average Annual Total Returns, 10 Years [Percent]	11.35%
Polaris Platinum III (EA) (NY) 333-178841 | InvescoVIComstockFundSeriesIIMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Comstock Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	0.85%
Average Annual Total Returns, 5 Years [Percent]	7.76%
Average Annual Total Returns, 10 Years [Percent]	10.74%
Polaris Platinum III (EA) (NY) 333-178841 | InvescoVIGrowthandIncomeFundSeriesIIMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Growth and Income Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(6.00%)
Average Annual Total Returns, 5 Years [Percent]	5.77%
Average Annual Total Returns, 10 Years [Percent]	9.88%
Polaris Platinum III (EA) (NY) 333-178841 | LordAbbettGrowthandIncomePortfolioClassVCMember
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Growth and Income Portfolio
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(9.43%)
Average Annual Total Returns, 5 Years [Percent]	6.19%
Average Annual Total Returns, 10 Years [Percent]	9.80%
Polaris Platinum III (EA) (NY) 333-178841 | SAABGrowthPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA AB Growth Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(28.78%)
Average Annual Total Returns, 5 Years [Percent]	11.19%
Average Annual Total Returns, 10 Years [Percent]	14.80%
Polaris Platinum III (EA) (NY) 333-178841 | SAABSmallMidCapValuePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA AB Small & Mid Cap Value Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(15.97%)
Average Annual Total Returns, 5 Years [Percent]	3.81%
Average Annual Total Returns, 10 Years [Percent]	9.06%
Polaris Platinum III (EA) (NY) 333-178841 | SAAmericanFundsGlobalGrowthPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA American Funds Global Growth Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(24.97%)
Average Annual Total Returns, 5 Years [Percent]	6.77%
Average Annual Total Returns, 10 Years [Percent]	9.85%
Polaris Platinum III (EA) (NY) 333-178841 | SAAmericanFundsGrowthPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA American Funds Growth Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(30.09%)
Average Annual Total Returns, 5 Years [Percent]	10.85%
Average Annual Total Returns, 10 Years [Percent]	13.34%
Polaris Platinum III (EA) (NY) 333-178841 | SAAmericanFundsGrowthIncomePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA American Funds Growth-Income Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(16.74%)
Average Annual Total Returns, 5 Years [Percent]	7.51%
Average Annual Total Returns, 10 Years [Percent]	11.22%
Polaris Platinum III (EA) (NY) 333-178841 | SAEmergingMarketsEquityIndexPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Emerging Markets Equity Index Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(20.55%)
Polaris Platinum III (EA) (NY) 333-178841 | SAFidelityInstitutionalAMInternationalGrowthPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Fidelity Institutional AM® International Growth Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(26.72%)
Polaris Platinum III (EA) (NY) 333-178841 | SAFidelityInstitutionalAMRealEstatePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Fidelity Institutional AM® Real Estate Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(27.16%)
Average Annual Total Returns, 5 Years [Percent]	3.23%
Average Annual Total Returns, 10 Years [Percent]	5.54%
Polaris Platinum III (EA) (NY) 333-178841 | SAFranklinBWUSLargeCapValuePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Franklin BW U.S. Large Cap Value Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Management, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(1.60%)
Average Annual Total Returns, 5 Years [Percent]	7.48%
Average Annual Total Returns, 10 Years [Percent]	10.96%
Polaris Platinum III (EA) (NY) 333-178841 | SAFranklinSmallCompanyValuePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Franklin Small Company Value Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(10.68%)
Average Annual Total Returns, 5 Years [Percent]	5.16%
Average Annual Total Returns, 10 Years [Percent]	8.63%
Polaris Platinum III (EA) (NY) 333-178841 | SAFranklinSystematicUSLargeCapCorePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Franklin Systematic U.S. Large Cap Core Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(13.40%)
Polaris Platinum III (EA) (NY) 333-178841 | SAFranklinSystematicUSLargeCapValuePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Franklin Systematic U.S. Large Cap Value Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(7.90%)
Average Annual Total Returns, 5 Years [Percent]	8.63%
Average Annual Total Returns, 10 Years [Percent]	12.45%
Polaris Platinum III (EA) (NY) 333-178841 | SAInternationalIndexPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA International Index Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(14.75%)
Average Annual Total Returns, 5 Years [Percent]	0.94%
Polaris Platinum III (EA) (NY) 333-178841 | SAInvescoGrowthOpportunitiesPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Invesco Growth Opportunities Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(35.61%)
Average Annual Total Returns, 5 Years [Percent]	5.54%
Average Annual Total Returns, 10 Years [Percent]	9.08%
Polaris Platinum III (EA) (NY) 333-178841 | SAInvescoMainStreetLargeCapPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Invesco Main Street Large Cap Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(20.39%)
Average Annual Total Returns, 5 Years [Percent]	6.78%
Average Annual Total Returns, 10 Years [Percent]	10.32%
Polaris Platinum III (EA) (NY) 333-178841 | SAJanusFocusedGrowthPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Janus Focused Growth Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Janus Capital Management, LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(33.70%)
Average Annual Total Returns, 5 Years [Percent]	9.20%
Average Annual Total Returns, 10 Years [Percent]	11.44%
Polaris Platinum III (EA) (NY) 333-178841 | SAJPMorganEmergingMarketsPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA JPMorgan Emerging Markets Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	1.42%
Average Annual Total Returns, 1 Year [Percent]	(25.66%)
Average Annual Total Returns, 5 Years [Percent]	(3.29%)
Average Annual Total Returns, 10 Years [Percent]	0.26%
Polaris Platinum III (EA) (NY) 333-178841 | SAJPMorganEquityIncomePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA JPMorgan Equity-Income Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(2.07%)
Average Annual Total Returns, 5 Years [Percent]	8.87%
Average Annual Total Returns, 10 Years [Percent]	11.74%
Polaris Platinum III (EA) (NY) 333-178841 | SAJPMorganGlobalEquitiesPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA JPMorgan Global Equities Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(16.02%)
Average Annual Total Returns, 5 Years [Percent]	3.71%
Average Annual Total Returns, 10 Years [Percent]	7.29%
Polaris Platinum III (EA) (NY) 333-178841 | SAJPMorganMidCapGrowthPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA JPMorgan Mid-Cap Growth Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(27.25%)
Average Annual Total Returns, 5 Years [Percent]	9.51%
Average Annual Total Returns, 10 Years [Percent]	12.67%
Polaris Platinum III (EA) (NY) 333-178841 | SALargeCapGrowthIndexPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Large Cap Growth Index Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(29.80%)
Polaris Platinum III (EA) (NY) 333-178841 | SALargeCapIndexPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Large Cap Index Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	(18.54%)
Average Annual Total Returns, 5 Years [Percent]	8.79%
Polaris Platinum III (EA) (NY) 333-178841 | SALargeCapValueIndexPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Large Cap Value Index Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(5.80%)
Polaris Platinum III (EA) (NY) 333-178841 | SAMFSBlueChipGrowthPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA MFS Blue Chip Growth Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(30.04%)
Average Annual Total Returns, 5 Years [Percent]	7.90%
Average Annual Total Returns, 10 Years [Percent]	11.80%
Polaris Platinum III (EA) (NY) 333-178841 | SAMFSMassachusettsInvestorsTrustPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA MFS Massachusetts Investors Trust Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(16.52%)
Average Annual Total Returns, 5 Years [Percent]	8.38%
Average Annual Total Returns, 10 Years [Percent]	11.24%
Polaris Platinum III (EA) (NY) 333-178841 | SAMidCapIndexPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Mid Cap Index Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(13.64%)
Average Annual Total Returns, 5 Years [Percent]	5.90%
Polaris Platinum III (EA) (NY) 333-178841 | SAMorganStanleyInternationalEquitiesPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Morgan Stanley International Equities Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(14.18%)
Average Annual Total Returns, 5 Years [Percent]	0.52%
Average Annual Total Returns, 10 Years [Percent]	3.24%
Polaris Platinum III (EA) (NY) 333-178841 | SAPIMCORAEInternationalValuePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA PIMCO RAE International Value Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(8.41%)
Average Annual Total Returns, 5 Years [Percent]	(2.14%)
Average Annual Total Returns, 10 Years [Percent]	1.84%
Polaris Platinum III (EA) (NY) 333-178841 | SAPutnamInternationalGrowthandIncomePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Putnam International Growth and Income Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	(6.97%)
Average Annual Total Returns, 5 Years [Percent]	1.72%
Average Annual Total Returns, 10 Years [Percent]	3.98%
Polaris Platinum III (EA) (NY) 333-178841 | SASmallCapIndexPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Small Cap Index Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(20.99%)
Average Annual Total Returns, 5 Years [Percent]	3.28%
Polaris Platinum III (EA) (NY) 333-178841 | SAWellingtonCapitalAppreciationPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Wellington Capital Appreciation Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(36.48%)
Average Annual Total Returns, 5 Years [Percent]	7.31%
Average Annual Total Returns, 10 Years [Percent]	12.47%
Polaris Platinum III (EA) (NY) 333-178841 | SAAmericanFundsVCPManagedAllocationPortfolioClass3Member
Prospectus:
Portfolio Company Objective [Text Block]	Volatility Control
Portfolio Company Name [Text Block]	SA American Funds VCP Managed Allocation Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(17.18%)
Average Annual Total Returns, 5 Years [Percent]	3.15%
Average Annual Total Returns, 10 Years [Percent]	5.70%
Polaris Platinum III (EA) (NY) 333-178841 | SABlackRockVCPGlobalMultiAssetPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA BlackRock VCP Global Multi Asset Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(17.71%)
Average Annual Total Returns, 5 Years [Percent]	0.37%
Polaris Platinum III (EA) (NY) 333-178841 | SAPIMCOVCPTacticalBalancedPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA PIMCO VCP Tactical Balanced Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(17.67%)
Average Annual Total Returns, 5 Years [Percent]	1.30%
Polaris Platinum III (EA) (NY) 333-178841 | SASchrodersVCPGlobalAllocationPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Schroders VCP Global Allocation Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Schroder Investment Management North America
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(18.59%)
Average Annual Total Returns, 5 Years [Percent]	(0.13%)
Polaris Platinum III (EA) (NY) 333-178841 | SATRowePriceVCPBalancedPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA T. Rowe Price VCP Balanced Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(18.98%)
Average Annual Total Returns, 5 Years [Percent]	2.38%
Polaris Platinum III (EA) (NY) 333-178841 | SAVCPDynamicAllocationPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA VCP Dynamic Allocation Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(17.15%)
Average Annual Total Returns, 5 Years [Percent]	2.82%
Average Annual Total Returns, 10 Years [Percent]	5.25%
Polaris Platinum III (EA) (NY) 333-178841 | SAVCPDynamicStrategyPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA VCP Dynamic Strategy Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(14.53%)
Average Annual Total Returns, 5 Years [Percent]	2.83%
Average Annual Total Returns, 10 Years [Percent]	5.19%
Polaris Platinum III (EA) (NY) 333-178841 | SAVCPIndexAllocationPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA VCP Index Allocation Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(16.93%)
Average Annual Total Returns, 5 Years [Percent]	3.05%
Polaris Platinum III (EA) (NY) 333-178841 | Previously Offered [Member]
Prospectus:
Administrative Expense, Maximum [Dollars]	$ 35
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.30%
Base Contract Expense, Footnotes [Text Block]	Base Contract Expenses: If you do not elect any optional features, your total Base Contract Expense would be 1.15% annually for contracts issued on or after May 1, 2017 and 1.30% for contracts issued prior to May 1, 2017.Beneficiary Expenses if Extended Legacy is Elected
If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Base Contract Expense of 1.15% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. Please see Extended Legacy Program under DEATH BENEFITS.
Optional Benefit Expense, Footnotes [Text Block]	The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to May 1, 2023, please see APPENDIX F — LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO May 1, 2023, for a description of the Living Benefit you may have elected.
Optional Benefit Expense, Footnotes [Text Block]	The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to May 1, 2023, please see APPENDIX F — LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO May 1, 2023, for a description of the Living Benefit you may have elected.
Polaris Platinum III (EA) (NY) 333-178841 | ContractValueDeathBenefitMember
Prospectus:
Name of Benefit [Text Block]	Contract Value Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit equal to the contract value
Brief Restrictions / Limitations [Text Block]	•Withdrawals may significantly reduce the benefit
Name of Benefit [Text Block]	Contract Value Death Benefit
Operation of Benefit [Text Block]	Contract Value Death Benefit The Contract Value death benefit is equal to the contract value on the business day during which we receive all required documentation. The following Return of Purchase Payment death benefit and the Maximum Anniversary Value death benefit are calculated differently depending on whether you have also elected one of the Living Benefits described above. Depending on the broker-dealer with which your financial representative is affiliated, in order to purchase your contract, you may be required to elect the Return of Purchase Payment death benefit or the Maximum Anniversary Value death benefit. Please note that not all Death Benefit options may be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.
Polaris Platinum III (EA) (NY) 333-178841 | DollarCostAveragingDCAFixedAccountsMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging (DCA) Fixed Accounts
Purpose of Benefit [Text Block]	Interest is credited to amounts allocated to a DCA Fixed Account and your money is systematically transferred from the DCA Fixed Account to one or more investment options over a specified period of time
Brief Restrictions / Limitations [Text Block]	•Must be funded with a Purchase Payment, not transferred contract value•Minimum funding requirements apply•Only 6-Month, 12-Month, and 2-Year DCA Fixed Accounts may be available•Transfers may only occur on a monthly basis•Availability may be restricted based on date of contract issuance andelection of optional benefits•Fixed Account options are not eligible to receive DCA transfers•The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract
Name of Benefit [Text Block]	Dollar Cost Averaging (DCA) Fixed Accounts
Polaris Platinum III (EA) (NY) 333-178841 | DollarCostAveragingDCAProgramMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging (DCA) Program
Purpose of Benefit [Text Block]	Allows you to have systematic transfers of a specified dollar amount or percentage of contract value from an investment option to one or more eligible investment options
Brief Restrictions / Limitations [Text Block]	•Transfers may only occur on a monthly basis and will not count towards the number of free transfers per contract year•Minimum per transfer is $100 regardless of source account•Fixed Account options are not eligible to receive DCA transfers•Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on fileName of BenefitPurposeBrief Description of Restrictions / Limitations
Name of Benefit [Text Block]	Dollar Cost Averaging (DCA) Program
Polaris Platinum III (EA) (NY) 333-178841 | AutomaticAssetRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Automatic Asset Rebalancing
Purpose of Benefit [Text Block]	Allows you to have your investments periodically rebalanced to your pre-selected percentages
Brief Restrictions / Limitations [Text Block]	•Rebalancing may occur on a quarterly, semi-annual, or annual basis•Updated rebalancing instructions must be provided upon making a non-automatic transfer, otherwise rebalancing instructions will be automatically updated•Upon notification of your death, we will terminate the Automatic Asset Rebalancing Program unless your Beneficiary instructs us otherwise•If you elect an optional Living Benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing
Name of Benefit [Text Block]	Automatic Asset Rebalancing
Polaris Platinum III (EA) (NY) 333-178841 | SystematicWithdrawalProgramMember
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawal Program
Purpose of Benefit [Text Block]	Allows you to receive periodic withdrawals from your contract
Brief Restrictions / Limitations [Text Block]	•Minimum withdrawal amount is $100•Withdrawals may occur on a monthly, quarterly, semi-annual, or annual basis•Participation in program may be restricted if optional Living Benefit elected
Name of Benefit [Text Block]	Systematic Withdrawal Program
Polaris Platinum III (EA) (NY) 333-178841 | AutomaticPaymentPlanMember
Prospectus:
Name of Benefit [Text Block]	Automatic Payment Plan
Purpose of Benefit [Text Block]	Allows you to make automatic Purchase Payments
Brief Restrictions / Limitations [Text Block]	•Minimum requirements for the initial and subsequent Purchase Payments and age restrictions apply•May not be available with election of certain Living Benefit features
Name of Benefit [Text Block]	Automatic Payment Plan
Polaris Platinum III (EA) (NY) 333-178841 | PolarisIncomeMaxLivingBenefitMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Name of Benefit [Text Block]	Polaris Income Max Living Benefit
Purpose of Benefit [Text Block]	A guaranteed minimum withdrawal benefit, designed for individuals who want the guarantee of Income Credits prior to Activation Date
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Brief Restrictions / Limitations [Text Block]	•May be elected only at time of contract issue•Covered person(s) must be age 50-80 at time of election•All withdrawals before guaranteed withdrawals are activated may significantly reduce or terminate the benefit•Withdrawal percentages depend on the Income Option you elect and the number and age of Covered Person(s) when guaranteed withdrawals are activated•Excess withdrawals after guaranteed withdrawals are activated may significantly reduce or terminate the benefit•Income Credits not available after guaranteed withdrawals are activated•Investment requirements limit available investment options•Purchase Payments subject to additional restrictions•May not be cancelled by you prior to the 5th benefit anniversary•Certain events will automatically terminate the benefit•May not be re-elected or reinstated after termination•May not be available for election through the broker-dealer with which your financial representative is affiliated•The broker-dealer with which your financial representative is affiliated may require you to elect an optional Living Benefit at time of contract issue•Fee may be deducted pro rata from variable portfolios only in certain states. Please see APPENDIX E – STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for specific states.Name of BenefitPurposeMaximum FeeBrief Description of Restrictions/ Limitations
Name of Benefit [Text Block]	Polaris Income Max Living Benefit
Polaris Platinum III (EA) (NY) 333-178841 | PolarisIncomePlusDailyFlexLivingBenefitMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense, Footnotes [Text Block]	[4] The current Initial Annual Fee Rate is set forth in the Rate Sheet Supplement and is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. Please see APPENDIX C — FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME MAX AND POLARIS INCOME PLUS DAILY FLEX FEE. If you purchased your contract prior to May 1, 2023, please see APPENDIX F — LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2023 for the initial annual fee applicable to your contract.
Number of Covered Persons	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	0.60%	±0.40%
Two Covered Persons	0.60%	±0.40%
*The fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4). If you change your Income Option election on the Activation Date, the quarterly fee rate can increase no more than 0.1625% [(0.40% + 0.25%)/ 4] for the first Benefit Quarter immediately following the Activation Date.
Name of Benefit [Text Block]	Polaris Income Plus Daily Flex Living Benefit
Purpose of Benefit [Text Block]	A guaranteed minimum withdrawal benefit, designed for individuals who want greater investment option flexibility and more frequent step-up opportunities.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense, Footnotes [Text Block]	[4] The current Initial Annual Fee Rate is set forth in the Rate Sheet Supplement and is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. Please see APPENDIX C — FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME MAX AND POLARIS INCOME PLUS DAILY FLEX FEE. If you purchased your contract prior to May 1, 2023, please see APPENDIX F — LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2023 for the initial annual fee applicable to your contract.
Number of Covered Persons	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	0.60%	±0.40%
Two Covered Persons	0.60%	±0.40%
*The fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4). If you change your Income Option election on the Activation Date, the quarterly fee rate can increase no more than 0.1625% [(0.40% + 0.25%)/ 4] for the first Benefit Quarter immediately following the Activation Date.
Brief Restrictions / Limitations [Text Block]	•May be elected only at time of contract issue•Covered person(s) must be age 45-80 at time of election•Withdrawal percentages depend on the Income Option you elect and the number and age of Covered Person(s) when guaranteed withdrawals are activated•All withdrawals before guaranteed withdrawals are activated may significantly reduce or terminate the benefit•Excess withdrawals after guaranteed withdrawals are activated may significantly reduce or terminate the benefit•Minimum Income Base not available after guaranteed withdrawals are activated•Investment requirements limit available investment options•Purchase Payments subject to additional restrictions•May not be cancelled by you prior to the 5th benefit anniversary•Certain events will automatically terminate the benefit•May not be re-elected or reinstated after termination•May not be available for election through the broker-dealer with which your financial representative is affiliated•The broker-dealer with which your financial representative is affiliated may require you to elect an optional Living Benefit at time of contract issue•Fee may be deducted pro rata from variable portfolios only in certain states. Please see APPENDIX E – STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for specific states.
Name of Benefit [Text Block]	Polaris Income Plus Daily Flex Living Benefit
Polaris Platinum III (EA) (NY) 333-178841 | PolarisIncomePlusDailyFlexLivingBenefitMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense, Footnotes [Text Block]	The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. If you purchased your contract prior to October 9, 2017, please see APPENDIX F — LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO May 1, 2023 for applicable formula.(Contracts issued on or after October 9, 2017) *The fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4). For Polaris Income Plus Flex and Polaris Income Plus Daily Flex only, if you change your Income Option election on the Activation Date, the quarterly fee rate can increase no more than 0.1625% [(0.40% + 0.25%)/4] for the first Benefit Quarter immediately following the Activation Date.(Contracts issued prior to October 9, 2017) *The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).
Offered Ending [Date]	Oct. 13, 2020
Optional Benefit Expense, Footnotes [Text Block]	The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. If you purchased your contract prior to October 9, 2017, please see APPENDIX F — LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO May 1, 2023 for applicable formula.(Contracts issued on or after October 9, 2017) *The fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4). For Polaris Income Plus Flex and Polaris Income Plus Daily Flex only, if you change your Income Option election on the Activation Date, the quarterly fee rate can increase no more than 0.1625% [(0.40% + 0.25%)/4] for the first Benefit Quarter immediately following the Activation Date.(Contracts issued prior to October 9, 2017) *The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).
Polaris Platinum III (EA) (NY) 333-178841 | ReturnofPurchasePaymentDeathBenefitMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.15%
Name of Benefit [Text Block]	Return of Purchase Payment Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit based on the greater of contract value or Net Purchase Payments
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.15%
Brief Restrictions / Limitations [Text Block]	•May be elected only at time of contract issue•Must be younger than age 86 at time of election•Death benefit calculated differently depending on whether an optional Living Benefit has been elected•Withdrawals may significantly reduce the benefit•May not be available for election through the broker-dealer with which your financial representative is affiliated•The broker-dealer with which your financial representative is affiliated may require you to elect an optional death benefit at time of contract issue
Name of Benefit [Text Block]	Return of Purchase Payment Death Benefit
Operation of Benefit [Text Block]	Return of Purchase Payment Death Benefit For an additional fee, you may elect the Return of Purchase Payment death benefit described below which can provide greater protection for your beneficiaries. You may only elect the Return of Purchase Payment death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The annualized fee for the Return of Purchase Payment death benefit is 0.15% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Return of Purchase Payment death benefit can only be elected prior to your 86th birthday. The following describes the Return of Purchase Payment death benefit without election of a Living Benefit: The death benefit is the greater of: 1.Contract value; or2.Net Purchase Payments.The following describes the Return of Purchase Payment death benefit with election of a Living Benefit: The death benefit is the greater of: 1.Contract value; or2.Purchase Payments reduced by:a.any Withdrawal Adjustments, as defined above, if the Living Benefit has not been terminated; orb.any Withdrawal Adjustments, as defined above, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.Please see Appendix I for examples of how your death benefit is calculated.
Polaris Platinum III (EA) (NY) 333-178841 | MaximumAnniversaryValueDeathBenefitMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Name of Benefit [Text Block]	Maximum Anniversary Value Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit based on the greatest of contract value, Net Purchase Payments, or highest contract value on an eligible contract anniversary
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.40%
Brief Restrictions / Limitations [Text Block]	•May be elected only at time of contract issue•Must be younger than age 81 at time of election•Death benefit calculated differently depending on whether an optional Living Benefit was elected•Withdrawals may significantly reduce the benefit•May not be available for election through the broker-dealer with which your financial representative is affiliated•The broker-dealer with which your financial representative is affiliated may require you to elect an optional death benefit at time of contract issue
Name of Benefit [Text Block]	Maximum Anniversary Value Death Benefit
Operation of Benefit [Text Block]	Maximum Anniversary Value Death Benefit For an additional fee, you may elect the Maximum Anniversary Value death benefit described below which can provide greater protection for your Beneficiaries. You may only elect the Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the Maximum Anniversary Value death benefit is 0.40% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum Anniversary Value death benefit can only be elected prior to your 81st birthday. The Maximum Anniversary death benefit may not be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions. The following describes the Maximum Anniversary Value death benefit without election of a Living Benefit: The death benefit is the greatest of: 1.Contract value; or2.Net Purchase Payments; or3.Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.The following describes the Maximum Anniversary Value death benefit with election of a Living Benefit: The death benefit is the greatest of: 1.Contract value; or2.Purchase Payments reduced by:a.any Withdrawal Adjustments, if the Living Benefit has not been terminated; orb.any Withdrawal Adjustments, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated; or3.Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death and reduced by:a.any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; orb.any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated. The anniversary value for any year is equal to the contract value on the applicable anniversary. Please see Appendix I for examples of how your death benefit is calculated.
Polaris Platinum III (EA) (NY) 333-178841 | MaximumAnniversaryValueDeathBenefitMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.25%
Offered Ending [Date]	May 01, 2017
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.25%
Polaris Platinum III (EA) (NY) 333-178841 | PolarisIncomePlusDailyFlexOneCoveredPersonMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Polaris Platinum III (EA) (NY) 333-178841 | PolarisIncomePlusDailyFlexOneCoveredPersonMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%
Polaris Platinum III (EA) (NY) 333-178841 | PolarisIncomeMaxOneCoveredPersonMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Polaris Platinum III (EA) (NY) 333-178841 | PolarisIncomePlusDailyFlexTwoCoveredPersonsMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Polaris Platinum III (EA) (NY) 333-178841 | PolarisIncomePlusDailyFlexTwoCoveredPersonsMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%
Polaris Platinum III (EA) (NY) 333-178841 | PolarisIncomeMaxTwoCoveredPersonsMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Polaris Platinum III (EA) (NY) 333-178841 | LifetimeIncomeOptionMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.25%
Optional Benefit Expense, Footnotes [Text Block]	5 If you elect Polaris Income Max or Polaris Income Plus Daily Flex and you change your Income Option on the Activation Date, the Lifetime Income Option Change Fee will be assessed and deducted from your contract value starting on the first Benefit Quarter Anniversary following the Activation Date and quarterly thereafter. The fee is calculated as a percentage of the Income Base. The sum of the Living Benefit fee and Lifetime Income Option Change fee cannot exceed the Maximum Annual Fee shown in the Optional Living Benefits fee table.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.25%
Optional Benefit Expense, Footnotes [Text Block]	5 If you elect Polaris Income Max or Polaris Income Plus Daily Flex and you change your Income Option on the Activation Date, the Lifetime Income Option Change Fee will be assessed and deducted from your contract value starting on the first Benefit Quarter Anniversary following the Activation Date and quarterly thereafter. The fee is calculated as a percentage of the Income Base. The sum of the Living Benefit fee and Lifetime Income Option Change fee cannot exceed the Maximum Annual Fee shown in the Optional Living Benefits fee table.
Polaris Platinum III (EA) (NY) 333-178841 | optionalPolarisIncomePlusDailyfeatureMember
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 12,550
Surrender Expense, 1 Year, Minimum [Dollars]	9,607
Surrender Expense, 3 Years, Maximum [Dollars]	23,489
Surrender Expense, 3 Years, Minimum [Dollars]	11,030
Surrender Expense, 5 Years, Maximum [Dollars]	29,663
Surrender Expense, 5 Years, Minimum [Dollars]	12,690
Surrender Expense, 10 Years, Maximum [Dollars]	57,948
Surrender Expense, 10 Years, Minimum [Dollars]	18,985
Annuitized Expense, 1 Year, Maximum [Dollars]	4,550
Annuitized Expense, 1 Year, Minimum [Dollars]	1,607
Annuitized Expense, 3 Years, Maximum [Dollars]	17,489
Annuitized Expense, 3 Years, Minimum [Dollars]	5,030
Annuitized Expense, 5 Years, Maximum [Dollars]	29,663
Annuitized Expense, 5 Years, Minimum [Dollars]	8,690
Annuitized Expense, 10 Years, Maximum [Dollars]	57,948
Annuitized Expense, 10 Years, Minimum [Dollars]	18,985
No Surrender Expense, 1 Year, Maximum [Dollars]	4,550
No Surrender Expense, 3 Years, Maximum [Dollars]	17,489
No Surrender Expense, 3 Years, Minimum [Dollars]	5,030
No Surrender Expense, 5 Years, Maximum [Dollars]	29,663
No Surrender Expense, 5 Years, Minimum [Dollars]	8,690
No Surrender Expense, 10 Years, Maximum [Dollars]	57,948
No Surrender Expense, 10 Years, Minimum [Dollars]	18,985
Polaris Platinum III (EA) (NY) 333-178841 | optionalPolarisIncomePlusDailyFlexfeatureMember
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	12,158
Surrender Expense, 1 Year, Minimum [Dollars]	9,607
Surrender Expense, 3 Years, Maximum [Dollars]	22,028
Surrender Expense, 3 Years, Minimum [Dollars]	11,030
Surrender Expense, 5 Years, Maximum [Dollars]	31,675
Surrender Expense, 5 Years, Minimum [Dollars]	12,690
Surrender Expense, 10 Years, Maximum [Dollars]	55,850
Surrender Expense, 10 Years, Minimum [Dollars]	18,985
Annuitized Expense, 1 Year, Maximum [Dollars]	4,158
Annuitized Expense, 1 Year, Minimum [Dollars]	1,607
Annuitized Expense, 3 Years, Maximum [Dollars]	16,028
Annuitized Expense, 3 Years, Minimum [Dollars]	5,030
Annuitized Expense, 5 Years, Maximum [Dollars]	27,675
Annuitized Expense, 5 Years, Minimum [Dollars]	8,690
Annuitized Expense, 10 Years, Maximum [Dollars]	55,850
Annuitized Expense, 10 Years, Minimum [Dollars]	18,985
No Surrender Expense, 1 Year, Maximum [Dollars]	4,158
No Surrender Expense, 1 Year, Minimum [Dollars]	1,607
No Surrender Expense, 3 Years, Maximum [Dollars]	16,028
No Surrender Expense, 3 Years, Minimum [Dollars]	5,030
No Surrender Expense, 5 Years, Maximum [Dollars]	27,675
No Surrender Expense, 5 Years, Minimum [Dollars]	8,690
No Surrender Expense, 10 Years, Maximum [Dollars]	55,850
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 18,985
Polaris Platinum III (EA) (NY) 333-178841 | ExtendedLegacyProgramMember
Prospectus:
Operation of Benefit [Text Block]	Beneficiary Continuation Programs Please consult a tax adviser regarding tax implications about your particular circumstances if you are considering a Beneficiary Continuation option. Extended Legacy Program The Beneficiary to an existing contract issued by the Company may elect the Extended Legacy Program. The program may not be elected in conjunction with any other settlement option. Upon election of the Extended Legacy Program: •The contract continues in Owner’s name for the benefit of the Beneficiary who elected the Extended Legacy Program.•The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges.•The Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.Upon election of the Extended Legacy Program, the beneficiary may choose to receive the death benefit under (1) a 5-year settlement option or (2) in the form of withdrawals for a longer period of time: Under the 5-year settlement option, the Beneficiary may take withdrawals as desired, but the death benefit proceeds must be distributed no later than five years from the date of death of the Owner of the contract. Note: If an IRA Owner died prior to January 1, 2020, the 5-year settlement option is not available if the date of the Owner's death occurred after the required beginning date for distributions. If the beneficiary elects to take the death benefit in the form of withdrawals over a longer period of time: •Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary’s life expectancy as determined in the calendar year after the Owner’s death, with the flexibility to withdraw more than the IRS required minimum distribution.•Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31 of the year following the year of death for IRAs.Note: for IRAs, if the Owner’s death occurred on or after January 1, 2020, choosing to receive the death benefit in the form of withdrawals for a longer period of time is only available for a Spousal Beneficiary or a Non-Spousal Beneficiary who is less than 10 years younger than the IRA Owner. Other Non-Spousal Beneficiaries may instead elect the 5-year settlement option, if available. If the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required documentation in Good Order, we will increase the contract value by the amount which the death benefit exceed contract value.
We will process an Extended Legacy election as of the date we receive the following in Good Order at the Annuity Service Center:
•Death Claim form electing Extended Legacy Program; and
•Satisfactory proof of death of the original Owner.
Upon the Beneficiary’s request to our Annuity Service Center, we will provide a prospectus and Extended Legacy Guide, with important information including expenses, investment options and administrative features. The prospectus that the Beneficiary will receive may be for a different product than the original Owner purchased. The Extended Legacy Guide includes important information regarding the program offered to Beneficiaries on or after September 20, 2010. Restrictions on Extended Legacy Program •The Extended Legacy Program cannot be elected with rollover contracts from other companies.•No Purchase Payments are permitted.•Living Benefits and optional death benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted.•In the event of the Beneficiary’s death, any remaining contract value will be paid to the person(s) named by the Beneficiary.•The contract may not be assigned and ownership may not be changed or jointly owned.•Any Fixed Accounts and/or DCA Fixed Accounts that may have been available to the original Owner will no longer be available for investment.Expenses We will charge the Beneficiary an annual Base Contract Expense of 1.15%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. Beneficiaries that elected the Extended Legacy Program prior to September 20, 2010 will continue to be charged the same Base Contract Expense as described below under BASE CONTRACT EXPENSES. Investment Options •The Beneficiary may transfer funds among the available Variable Portfolios;•Variable Portfolios may differ from those available to the original Owner;•Variable Portfolios may be of a different share class subject to higher 12b-1 fees; and•Beneficiaries that elected the Extended Legacy Program prior to September 20, 2010 will continue to be offered the same Variable Portfolios as the original Owner.
Polaris Platinum III (EA) (NY) 333-178841 | InheritedAccountProgramMember
Prospectus:
Operation of Benefit [Text Block]	Inherited Account Program The Inherited Account Program, if available, can allow a Beneficiary of another company’s annuity contract to transfer their inherited Non-Qualified deferred annuity or certain Beneficiaries to transfer their inherited IRA to fund a new contract issued by the Company. •The Beneficiary of the transferred contract becomes the Owner (as the Beneficiary of the deceased) of the contract issued by us.•The Internal Revenue Code requires minimum distributions from inherited IRAs and inherited Non-Qualified deferred annuity contracts.•Once the contract is issued, a systematic withdrawal program must be established and cannot be terminated.•Upon your death, your designated Beneficiary will receive the Contract Value death benefit, unless you elect an optional death benefit at contract issue, for an additional fee.
We will process an Inherited Account election as of the date we receive the following at the Annuity Service Center:
•Inherited Account and Required Minimum Distribution Election Form; and
•New contract application
Restrictions on Inherited Account Program •No Purchase Payments are permitted after the contract has been issued.•Optional Living Benefits cannot be elected under the Inherited Account Program.•The contract may not be assigned and ownership may not be changed or jointly owned.Expenses The contract issued is subject to the same fees and charges applicable to any Owner of the contract, including withdrawal charges if applicable. Investment Options All Variable Portfolios and available Fixed Accounts offered by the contract are available for investment. You may transfer funds among the investment options.
Polaris Platinum III (EA) (NY) 333-178841 | DeathBenefitDefinedTermsMember
Prospectus:
Operation of Benefit [Text Block]	Death Benefit Defined Terms The term “Net Purchase Payment” is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value. We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal. The term “Withdrawal Adjustment” is used, if you have elected a Living Benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when you take a withdrawal and the amount of the withdrawal. Prior to the Activation Date: Any withdrawal taken reduces the death benefit proportionately by the percentage by which each withdrawal reduced the contract value. On or after the Activation Date: Any withdrawal taken reduces the death benefit as follows:
Withdrawal taken:	Withdrawal Amount
	Up to MAWA	In Excess of MAWA
Before your 81st birthday	By the dollar amount which equals each withdrawal taken	Proportionately by the percentage by which Excess Withdrawal reduced the contract value
On or after your 81st birthday	Proportionately by the percentage that withdrawals reduced the contract value
•If cumulative Lifetime Income withdrawals for the current contract year are taken prior to your 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each Lifetime Income withdrawal.•If cumulative Lifetime Income withdrawals for the current contract year are taken prior to your 81st birthday and are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount (Excess Withdrawal) by the percentage by which the Excess Withdrawal reduced the resulting contract value.•Any Lifetime Income withdrawal taken on or after your 81st birthday, the amount of adjustment is determined by the percentage by which each Lifetime Income withdrawal reduced the contract value.The term “withdrawals” as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected a Living Benefit feature.
Polaris Platinum III (EA) (NY) 333-178841 | SpousalContinuationMember
Prospectus:
Operation of Benefit [Text Block]	Spousal Continuation The Continuing Spouse may elect to continue the contract after your death. A spousal continuation can only take place once, upon the death of the original Owner of the contract. Upon election of Spousal Continuation: •Generally, the contract, its benefits and elected features, if any, remain the same.•Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. Please see EXPENSES.•Continuing Spouse may not terminate the Return of Purchase Payment death benefit or the Maximum Anniversary Value death benefit if elected at contract issue.•Continuing Spouse will be subject to the investment risk of Variable Portfolios, as was the original Owner.Non-spousal joint Owners (including Domestic Partners) are not eligible for spousal continuation, under current tax law. Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date (“Continuation Contribution”), if any. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse’s death.
We will process a spousal continuation as of the date we receive the following at the Annuity Service Center:
•Death Claim form; and
•Satisfactory proof of death of the original Owner.
We will add any Continuation Contribution as of the date we receive both the Continuing Spouse’s written request to continue the contract and satisfactory proof of death of the original Owner (“Continuation Date”) at the Annuity Service Center. The age of the Continuing Spouse on the Continuation Date will be used to determine any future death benefits under the contract. If you elected the Return of Purchase Payment death benefit or the Maximum Anniversary Value death benefit, the death benefit payable upon the Continuing Spouse’s death would differ depending on the Continuing Spouse’s age on the Continuation Date. Please see APPENDIX B – DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION for a discussion of the death benefit calculations upon a Continuing Spouse’s death.
Polaris Platinum III (EA) (NY) 333-178841 | OptionalLivingBenefitsMember
Prospectus:
Optional Benefit Expense, Footnotes [Text Block]	[3] The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS.
Optional Benefit Expense, Footnotes [Text Block]	[3] The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS.
Polaris Platinum III (EA) (NY) 333-178841 | Standard Death Benefit [Member]
Prospectus:
Operation of Benefit [Text Block]
Death Benefits
 You must elect one of the death benefit options at the time you purchase your contract. Some options are available for an additional fee, as described later in this section. Once elected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you. Certain death benefit options are either no longer offered or have changed since first being offered. If your contract was purchased between May 1, 2017 and September 8, 2019, please see APPENDIX K – DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION BETWEEN MAY 1, 2017 AND SEPTEMBER 8, 2019 for details regarding those death benefit options.  If your contract was issued prior to May 1, 2017, please see APPENDIX G – DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH BENEFITS FOR CONTRACTS ISSUED PRIOR TO May 1, 2017 for details regarding those death benefit options. We do not pay a death benefit if: •your contract value is reduced to zero; or•you die after you begin the Income Phase. Your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. Please see ANNUITY INCOME OPTIONS.We pay a death benefit to your Beneficiary(ies) if you die during the Accumulation Phase. The death benefit will become payable upon death of the following individual.
Owner	Payable Upon Death of
Natural persons	Owner (or first to die, if jointly owned)
Non-natural person (e.g. Trust)	Annuitant
Beneficiary Designation You must notify us in writing of the Beneficiary(ies) who will receive any death benefit payments under your contract. You may change the Beneficiary at any time, unless otherwise specified below. •If your contract is jointly owned, the surviving joint Owner must be the sole primary Beneficiary. Any other individual you designate as Beneficiary will be the contingent Beneficiary.•If the Owner is a non-natural person then joint Annuitants, if any, shall be each other’s sole primary Beneficiary, except when the Owner is a charitable remainder trust.•If the Owner is a trust, whether as an agent for a natural person or otherwise, you should consult with your tax and/or legal adviser to determine whether this contract is an appropriate trust investment.Death Benefit Processing We process death benefit requests when we receive all required documentation, including satisfactory proof of death, in Good Order, at the Annuity Service Center.
Satisfactory proof of death includes, but may not be limited to:
(1)A certified copy of the death certificate; or
(2)A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or
(3)A written statement by a medical doctor who attended the deceased at the time of death.
When Death Benefits are Calculated •All death benefit calculations are made as of the day required documentation is received in Good Order at the Annuity Service Center before Market Close. If the death benefit request is received after Market Close, the death benefit calculation will be made as of the next NYSE business day.If we are unable to process a death claim at the time we receive notification of the death and/or required documentation is not in Good Order, the Beneficiary may transfer the entire contract value to a money market or similar portfolio by contacting the Annuity Service Center. If there are multiple Beneficiaries, they must all agree to the transfer; otherwise the contract value will be invested in accordance with the Owner’s instructions prior to death. If we receive notification of your death before any previously requested transaction is completed (including systematic transfer and withdrawal programs), we will cancel the previously requested transaction. For contracts in which the aggregate of all Purchase Payments in contracts issued by AGL and/or US Life to the same Owner/Annuitant are in excess of the Purchase Payments Limit, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.Death Benefit Settlement Options Your Beneficiary must elect one of the following settlement options within 60 days of providing required documentation, including satisfactory proof of death, in Good Order. •Lump sum payment; or•Annuity Income Option; or•Continue the contract as the spousal Beneficiary, or under a Beneficiary continuation option; or•Payment option that is mutually agreeable between you and usAfter 60 days, if no election is made by the Beneficiary, we may pay a lump sum death benefit by check to the Beneficiary’s address of record, unless otherwise required by state law. In general, the death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary’s life expectancy or a shorter period. Payments associated with such election must begin within one year of death. Federal tax law may limit the Beneficiary’s death benefit and payout options available after your death. Please see ANNUITY INCOME OPTIONS.